UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Frost

INVESTMENT ADVISORS

The Advisors' Inner Circle Fund II

SEMI-ANNUAL REPORT

January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-877-71-FROST (1-877-713-7678).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-71-FROST (1-877-713-7678). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Frost Funds if you invest directly with the Funds.

Investment Adviser:
Frost Investment Advisors, LLC

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

Dear Shareholders:

Last year’s volatility provided both the opening and closing acts for 2018 with investors feeling the pinch of what was an unusually turbulent time for the markets. At September’s close, ten of the eleven benchmark index sectors were in solid positive territory. But by December’s end, the markets changed directions one last time, delivering one of the worst quarters in years as the S&P 500 experienced its largest quarterly decline since late 2011.

Looking back on the global market environment during the latter half of 2018, the markets were buffeted by waves of worrying data as the overseas markets faced their unique hurdles wrought by broken-Brexit negotiations, lackluster economic growth in Japan and China and one additional outlier, emerging market political stress in Turkey. There were a few outliers though, with Brazil and India notching positive (local currency) returns. The U.S. equity markets held to single digit negative performances, other countries were off by a minimum of -10 percent. On the Emerging Markets front, most regional returns held up relatively well compared to the U.S., but the full year was still a negative 14+ percent.

Switching to fixed income markets, the leading benchmark for bonds (Bloomberg Barclays U.S. Aggregate Bond Index) saw positive returns during the fourth quarter, helping produce a fractionally positive total return in 2018. Looking beyond the Treasury markets, corporate bonds, both investment grade and high yield, fell during the fourth quarter. High-yield securities bore the brunt of the selling and finished the quarter with substantial losses. Whether Federal Reserve monetary policies continue to be one of the “de-stabilizers” in 2019 remains to be seen but there may be some hope in the offing. There does seem to be a more “dovish” tone to the Federal Open Market Committee (“FOMC”) narratives and perhaps the willingness to moderate future rate hikes. Fed Chair Powell commented a few weeks back that the FOMC was paying attention to the market messages while standing ready to adjust monetary policies as needed. Calming words that the market and investors seem to be heeding today.

As 2019 begins, the equity markets have reversed themselves once again (this time for the positive). As of this writing we have witnessed a strong rebound in the equity markets, and what appears to be a holding pattern for monetary policy, and still raucous congress. Regarding global market risks, we still expect to see a slowdown in growth in Europe and the Asian markets, potentially dragging the US along on their glide path; we also expect the possible elimination (or slowing) of Quantitative Easing by Europe or Japan, or both; a continued inability to negotiate a reasonable exit between Europe and Britain; and lastly, potential broadening of the trade wars, especially between the U.S. and China.

Despite the mentioned detractors, we are mindful of the synergies contributing to the market’s recent recovery, including a still improving job market, an upbeat consumer and a still positive outlook for earnings. And while the equity markets at the end of 2018 were pricing in a recession in 2019, recent market actions have slowed that trend but have yet to fully reverse the recessionary fears. The good news is that the markets haven’t been accurate over the recent bull-market run at pricing in anything beyond investor nervousness. As the year progresses we will likely continue to see headline noise, geopolitical concerns and market volatility that is becoming a normal path for the markets.

As we’ve noted in past commentaries, at Frost Investment Advisors, we continue to work to provide shareholders with a slate of quality offerings. Further, as noted in prior commentaries, we believe the Advisor is well staffed to manage through challenging markets and economic volatility. We believe the fund offerings of the Frost family serve our shareholders well and we look forward to continuing those relationships through future market cycles. We appreciate your confidence in our team.

Sincerely,

Tom Stringfellow

President, Frost Investment Advisors

Past performance does not guarantee future results. The investment performance and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be lower or higher than the performance quoted. Investment performance reflects voluntary fee waivers in effect. Absent these waivers, total return and yield would be reduced. There can be no assurance that Frost Investment Advisors, LLC will continue to waive fees. For performance data current to the most recent month end, please call 877.713.7678.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

The information provided in this report should not be considered a recommendation to purchase or sell any particular security. These views are subject to change and are not intended to predict or guarantee the future performance of any individual security or the markets in general. There is no assurance that any securities discussed herein will remain in an account’s portfolio at the time you receive this report or that securities sold have not been repurchased. The securities discussed do not represent an account’s entire portfolio and in the aggregate may represent only a small percentage of an account’s portfolio holdings.

Mutual fund investing involves risk including possible loss of principal. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. REIT investments are subject to changes in economic conditions, credit risk and interest rate fluctuations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. The primary risk of derivative instruments is that changes in the market value of securities held by the fund and of the derivative instruments relating to those securities may not be proportionate. Derivatives are also subject to illiquidity and counter party risk. Diversification does not protect against market loss.

The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST GROWTH EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK§ — 93.0%

Communication Services — 6.7%

Comcast, Cl A	136,000	$4,973,520

Electronic Arts*	36,000	3,320,640

Facebook, Cl A*	41,690	6,949,306

Netflix*	13,000	4,413,500

		19,656,966

Consumer Discretionary — 20.2%

Alibaba Group Holding ADR*	14,000	2,358,860

Amazon.com*	14,271	24,527,996

Booking Holdings*	2,170	3,977,197

Home Depot	50,590	9,284,783

Las Vegas Sands	59,000	3,443,240

O’Reilly Automotive*	7,000	2,412,620

Starbucks	76,050	5,182,047

TJX	78,000	3,878,940

Ulta Salon Cosmetics & Fragrance*	15,000	4,378,800

		59,444,483

Consumer Staples — 1.5%

Costco Wholesale	20,132	4,320,931

Energy — 2.0%

EOG Resources	29,000	2,876,800

Marathon Petroleum	47,000	3,114,220

		5,991,020

Financials — 3.8%

Charles Schwab	96,500	4,513,305

JPMorgan Chase	37,500	3,881,250

Moody’s	17,405	2,758,867

		11,153,422

Description	Shares	Value

Health Care — 15.9%

AbbVie	30,000	$2,408,700

Agilent Technologies	46,700	3,551,535

Becton Dickinson	23,250	5,799,945

Boston Scientific*	115,000	4,387,250

Celgene*	46,460	4,109,851

Danaher	45,750	5,074,590

Edwards Lifesciences*	7,000	1,192,940

Humana	17,000	5,252,830

UnitedHealth Group	25,300	6,836,060

Vertex Pharmaceuticals*	20,000	3,818,200

Zoetis, Cl A	51,735	4,457,488

		46,889,389

Industrials — 7.0%

Alaska Air Group	65,000	4,156,750

Boeing	16,875	6,507,338

Canadian Pacific Railway	23,540	4,823,346

Caterpillar	18,000	2,396,880

Fortive	37,000	2,774,630

		20,658,944

Information Technology — 33.0%

Alphabet, Cl A*	8,754	9,856,041

Alphabet, Cl C*	7,720	8,618,376

Apple	39,396	6,557,070

Autodesk*	24,000	3,532,800

Mastercard, Cl A	63,410	13,387,754

Microsoft	160,500	16,761,015

PayPal Holdings*	57,520	5,105,475

salesforce.com*	53,635	8,150,911

ServiceNow*	28,000	6,160,560

Visa, Cl A	98,600	13,311,986

Workday, Cl A*	32,000	5,808,960

		97,250,948

Materials — 1.4%

Sherwin-Williams	10,000	4,215,200

Real Estate — 1.5%

American Tower‡	25,500	4,407,420

Total Common Stock (Cost $152,450,510)		273,988,723

CASH EQUIVALENT — 7.3%

Federated Government Obligations Fund, Cl I, 2.270%** (Cost $21,487,644)	21,487,644	21,487,644

Total Investments — 100.3% (Cost $173,938,154)		$295,476,367

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST GROWTH EQUITY FUND

Percentages are based on Net Assets of $294,525,651.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2019.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2019, there have been no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK§ — 95.0%

Communication Services — 2.4%

Comcast, Cl A	7,000	$255,990

Verizon Communications	18,687	1,028,906

		1,284,896

Consumer Discretionary — 7.8%

Carnival	19,916	1,146,763

Las Vegas Sands	19,252	1,123,547

Lowe’s	14,527	1,396,916

Walt Disney	5,125	571,540

		4,238,766

Consumer Staples — 5.2%

Ingredion	12,633	1,250,667

Tyson Foods, Cl A	25,336	1,568,805

		2,819,472

Energy — 8.9%

Chevron	12,813	1,469,011

Occidental Petroleum	20,531	1,371,060

Royal Dutch Shell ADR, Cl B	24,316	1,527,045

Valero Energy	5,470	480,375

		4,847,491

Financials — 27.9%

American Express	13,893	1,426,811

American International Group	28,627	1,237,545

Aon	7,628	1,191,722

Bank of America	65,671	1,869,653

Bank of New York Mellon	12,371	647,251

Description	Shares	Value

Capital One Financial	11,301	$910,747

Cboe Global Markets	11,481	1,070,833

Chubb	6,296	837,683

Citigroup	21,232	1,368,615

Fidelity National Financial	35,029	1,266,649

KeyCorp	61,478	1,012,543

Nasdaq	17,245	1,518,250

Wells Fargo	17,697	865,560

		15,223,862

Health Care — 14.8%

AbbVie	7,786	625,138

Anthem	5,700	1,727,100

Johnson & Johnson	9,259	1,232,188

Medtronic	18,753	1,657,578

Merck	15,555	1,157,758

Novartis ADR	5,954	521,094

Perrigo	9,600	445,920

Roche Holding ADR	21,750	724,275

		8,091,051

Industrials — 9.0%

Delta Air Lines	21,184	1,047,125

Eaton	14,750	1,124,687

Johnson Controls International	27,910	942,521

Kansas City Southern	9,496	1,004,202

Raytheon	4,716	777,008

		4,895,543

Information Technology — 9.8%

Cisco Systems	20,574	972,945

Corning	29,825	991,980

DXC Technology	20,961	1,344,019

eBay	37,656	1,267,124

Microsoft	7,454	778,421

		5,354,489

Materials — 2.5%

DowDuPont	25,527	1,373,608

Real Estate — 2.1%

Weyerhaeuser‡	43,515	1,141,834

Utilities — 4.6%

FirstEnergy	21,912	858,950

PPL	52,293	1,637,817

		2,496,767

Total Common Stock (Cost $49,030,611)		51,767,779

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST VALUE EQUITY FUND

Description	Shares	Value
CASH EQUIVALENT — 4.6%

Federated Government Obligations Fund, Cl I, 2.270%* (Cost $2,516,177)	2,516,177	$2,516,177

Total Investments — 99.6% (Cost $51,546,788)		$54,283,956

Percentages are based on Net Assets of $54,478,726.

*	Rate shown is the 7-day effective yield as of January 31, 2019.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2019, there have been no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST MID CAP EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 99.1%

Consumer Discretionary — 9.6%

Best Buy	634	$37,558

Dick’s Sporting Goods	1,785	63,028

Dollar Tree*	1,643	159,092

Gentex	1,612	34,142

Leggett & Platt	2,463	100,885

Nordstrom	1,338	62,097

NVR*	25	66,500

Thor Industries	1,125	73,260

		596,562

Consumer Staples — 8.7%

Church & Dwight	2,395	154,741

Clorox	375	55,643

Hormel Foods	3,609	152,733

JM Smucker	1,072	112,431

Sprouts Farmers Market*	2,566	61,533

		537,081

Energy — 4.6%

Cabot Oil & Gas	3,360	83,832

Newfield Exploration*	2,982	54,511

Noble Energy	3,051	68,159

Patterson-UTI Energy	6,423	77,911

		284,413

Financials — 13.6%

Cincinnati Financial	2,085	169,135

Commerce Bancshares	2,427	145,135

M&T Bank	1,082	178,032

Description	Shares	Value

Progressive	1,840	$123,814

Synovus Financial	3,260	115,469

United Bankshares	3,090	109,293

		840,878

Health Care — 14.1%

Agilent Technologies	1,060	80,613

Cerner*	2,364	129,807

DENTSPLY SIRONA	2,107	88,389

Ionis Pharmaceuticals*	1,080	62,640

Jazz Pharmaceuticals*	654	82,332

Mettler-Toledo International*	145	92,533

Quest Diagnostics	1,916	167,363

Sage Therapeutics*	600	85,554

Varian Medical Systems*	645	85,159

		874,390

Industrials — 11.1%

Alaska Air Group	3,060	195,687

Fluor	1,785	65,278

Hexcel	1,308	88,565

L3 Technologies	655	128,956

Masco	2,298	74,478

NOW*	4,715	63,794

Roper Technologies	245	69,399

		686,157

Information Technology — 12.0%

Analog Devices	1,284	126,936

Ciena*	4,736	180,394

Fidelity National Information Services	796	83,206

FLIR Systems	2,171	106,118

Juniper Networks	3,085	80,025

KLA-Tencor	896	95,487

Red Hat*	420	74,693

		746,859

Materials — 7.4%

Newmont Mining	2,126	72,518

Reliance Steel & Aluminum	1,186	97,109

Royal Gold	1,710	149,403

Valvoline	6,192	136,905

		455,935

Real Estate — 10.0%

Apartment Investment & Management, Cl A‡	3,583	177,430

CubeSmart‡	5,184	160,445

Physicians Realty Trust‡	7,967	144,282

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST MID CAP EQUITY FUND

Description	Shares	Value

Regency Centers‡	2,163	$140,595

		622,752

Telecommunication Services — 1.5%

Take-Two Interactive Software*	875	92,356

Utilities — 6.5%

Aqua America	3,385	118,644

Evergy	1,621	92,916

FirstEnergy	2,447	95,922

WEC Energy Group	1,349	98,518

		406,000

Total Common Stock (Cost $5,650,656)		6,143,383

CASH EQUIVALENT — 0.9%

Federated Government Obligations Fund, Cl I, 2.270%** (Cost $55,875)	55,875	55,875

Total Investments — 100.0% (Cost $5,706,531)		$6,199,258

Percentages are based on Net Assets of $6,200,983.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2019.
‡	Real Estate Investment Trust

Cl — Class

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2019, there have been no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 25.2%

Agency Mortgage-Backed Obligation — 12.0%

FHLMC 3.500%, 10/01/47	$23,227,215	$23,366,717
3.075%, VAR ICE LIBOR USD 12 Month+1.620%, 01/01/45	8,673,849	8,710,060
2.357%, VAR ICE LIBOR USD 12 Month+1.650%, 06/01/43	9,212,966	9,119,594

FHLMC REMIC, Ser 2010-3747, Cl HX 4.500%, 11/15/39	13,794,000	14,615,855

FHLMC REMIC, Ser 2011-3834, Cl AI, IO 4.000%, 02/15/29	512	—

FHLMC REMIC, Ser 2011-3898, Cl FC 3.019%, VAR LIBOR USD 1 Month+0.510%, 11/15/36	2,347,249	2,372,326

FHLMC, Ser 2012-293, Cl IO, IO 4.000%, 11/15/32	1,883,985	339,089

FHLMC, Ser 2012-3983, Cl GS, IO 3.451%, VAR LIBOR USD 1 Month+5.960%, 01/15/42	43,725,945	6,910,370

FHLMC, Ser 2012-3996, Cl QL 4.000%, 02/15/42	9,034,408	9,431,368

FHLMC, Ser 2012-4029, Cl LI, IO 3.000%, 01/15/27	7,815,471	541,488

Description	Face Amount	Value

FHLMC, Ser 2012-4054, Cl HI, IO 3.000%, 05/15/26	$5,221,213	$257,921

FHLMC, Ser 2012-4077, Cl AI, IO 3.000%, 01/15/27	12,431,404	813,056

FHLMC, Ser 2012-4106, Cl YI, IO 2.500%, 09/15/27	4,422,032	350,330

FHLMC, Ser 2012-4134, Cl BI, IO 2.500%, 11/15/27	13,591,021	936,692

FHLMC, Ser 2012-4136, Cl PI, IO 3.000%, 11/15/32	22,594,033	2,684,406

FHLMC, Ser 2012-4148, Cl LI, IO 2.500%, 12/15/27	8,101,230	581,390

FHLMC, Ser 2013-4213, Cl IG, IO 4.000%, 06/15/43	20,897,645	3,608,852

FHLMC, Ser 2014-4349, Cl KI, IO 3.000%, 04/15/33	13,939,420	1,253,571

FHLMC, Ser 2015-4457, Cl EI, IO 3.500%, 02/15/45	2,527,505	342,542

FHLMC, Ser 2015-4492, Cl MA 4.000%, 07/15/43	3,908,548	4,019,807

FHLMC, Ser 2016-4572, Cl LG 2.500%, 08/15/45	3,491,821	3,416,844

FHLMC, Ser 2017-4655, Cl HA 3.500%, 01/15/42	14,041,326	14,221,708

FHLMC, Ser 2017-4662, Cl VC 3.500%, 08/15/35	5,000,000	5,020,265

FHLMC, Ser 2017-4671, Cl ME 3.000%, 02/15/43	12,726,000	12,374,032

FHLMC, Ser 2017-4675, Cl VE 3.500%, 08/15/37	4,707,000	4,771,471

FHLMC, Ser 2017-4679, Cl HA 4.000%, 06/15/44	7,061,256	7,251,704

FHLMC, Ser 2017-4747, Cl HP 3.500%, 02/15/45	2,788,201	2,836,540

FHLMC, Ser 2018-4773, Cl DM 4.000%, 09/15/42	5,000,000	5,152,790

FNMA 5.500%, 04/01/38 to 05/01/44	8,873,217	9,651,721
4.608%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.259%, 01/01/38	2,741,749	2,894,190
4.500%, 08/01/41	6,648,948	6,965,343
4.000%, 03/01/47	2,056,005	2,122,960
3.500%, 08/01/46	15,330,523	15,452,508
3.280%, VAR ICE LIBOR USD 12 Month+1.757%, 02/01/42	4,862,880	4,918,800
3.000%, 10/01/32 to 10/01/47	56,607,054	55,647,557
2.798%, VAR ICE LIBOR USD 12 Month+1.700%, 10/01/42	4,974,554	4,986,983
2.710%, 08/01/23	271,580	270,420
2.500%, 11/01/31 to 01/01/57	35,302,125	34,143,619

FNMA REMIC, Ser 2011-103, Cl GI, IO 3.500%, 10/25/26	3,839,636	311,064

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

FNMA REMIC, Ser 2017-52, Cl DI, IO 4.500%, 07/25/47	$18,746,472	$3,811,617

FNMA STRIPS, Ser 2009-397, Cl 2, IO 5.000%, 09/25/39	1,650,868	325,794

FNMA STRIPS, Ser 2009-400, Cl 2, IO 4.500%, 11/25/39	2,551,074	539,539

FNMA STRIPS, Ser 2010-404, Cl 2, IO 4.500%, 05/25/40	4,215,645	830,495

FNMA STRIPS, Ser 2010-405, Cl 2, IO 4.000%, 10/25/40	3,469,391	762,945

FNMA STRIPS, Ser 2011-407, Cl 2, IO 4.000%, 03/25/41	5,285,887	1,095,906

FNMA STRIPS, Ser 2015-421, Cl C1, IO 3.000%, 05/25/30	8,802,426	841,745

FNMA, Ser 2010-155, Cl JC 4.000%, 12/25/39	27,000,000	27,869,378

FNMA, Ser 2011-146, Cl AY 3.500%, 01/25/32	5,000,000	4,977,656

FNMA, Ser 2012-31, Cl LI, IO 4.000%, 07/25/40	5,875,279	516,220

FNMA, Ser 2012-410, Cl C5, IO 3.500%, 05/25/27	13,844,930	1,035,740

FNMA, Ser 2012-61, Cl KI, IO 4.000%, 12/25/41	17,620,541	2,971,364

FNMA, Ser 2012-68, Cl GY 3.000%, 07/25/32	5,000,000	4,913,925

FNMA, Ser 2013-104, Cl TI, IO 3.000%, 08/25/32	5,303,779	369,594

FNMA, Ser 2013-36, Cl MH 2.500%, 12/25/36	10,000,000	9,783,204

FNMA, Ser 2014-40, Cl GI, IO 3.000%, 06/25/33	12,002,420	1,437,876

FNMA, Ser 2014-59, Cl CI, IO 3.000%, 08/25/40	3,948,779	465,469

FNMA, Ser 2017-4, Cl VD 3.500%, 06/25/37	10,000,000	10,047,188

FNMA, Ser 2017-53, Cl KA 3.500%, 12/25/43	7,357,210	7,438,474

GNMA REMIC, Ser 2011-125, Cl BI, IO 4.000%, 12/20/30	5,683,801	334,431

GNMA, Ser 2013-170, Cl QI, IO 5.500%, 11/20/43 (A)	19,322,680	3,654,031

GNMA, Ser 2013-36, Cl GD 3.000%, 03/20/43	2,000,000	1,997,046

GNMA, Ser 2013-42, Cl MI, IO 3.500%, 04/20/41	4,161,690	409,489

Description	Face Amount	Value

GNMA, Ser 2013-62, Cl NI, IO 4.000%, 08/20/40	$9,605,916	$1,067,598

GNMA, Ser 2014-151, Cl HI, IO 3.500%, 07/20/39	8,417,604	462,372

GNMA, Ser 2014-32, Cl CI, IO 4.000%, 03/20/43	5,442,691	688,607

GNMA, Ser 2014-44, Cl IO, IO 4.000%, 11/16/26	14,246,855	1,208,675

GNMA, Ser 2015-17, Cl JI, IO 3.500%, 05/20/28	13,645,614	1,040,166

GNMA, Ser 2016-H14, Cl FA 3.147%, VAR ICE LIBOR USD 1 Month+0.800%, 06/20/66	2,778,346	2,811,519

GNMA, Ser 2017-137, Cl DI, IO 3.000%, 02/20/47	15,383,647	1,531,791

GNMA, Ser 53, Cl A 2.250%, 09/16/44	4,791,097	4,606,658

		382,512,465

Commercial Mortgage-Backed Obligation — 11.2%

Arroyo Mortgage Trust, Ser 2018-1, Cl A1 3.763%, 04/25/48 (A) (B)	5,194,632	5,191,354

Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ 6.790%, 02/10/51 (A)	353,747	353,747

Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B 6.790%, 02/10/51 (A) (B)	4,925,000	3,693,750

BANK, Ser 2017-BNK5, Cl A5 3.390%, 06/15/60	9,000,000	8,940,309

BANK, Ser 2018-BN10, Cl A5 3.688%, 02/15/61	15,000,000	15,192,238

BANK, Ser 2018-BN13, Cl A5 4.217%, 08/15/61 (A)	3,000,000	3,155,882

BANK, Ser 2018-BN14, Cl A3 3.966%, 09/15/60	10,000,000	10,334,038

BBCMS Trust, Ser 2015-STP, Cl D 4.284%, 09/10/28 (A) (B)	5,000,000	4,932,961

Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ 5.467%, 01/12/45 (A)	9,150,000	8,186,463

CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB 3.332%, 11/13/50	10,000,000	9,953,445

Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C 4.059%, 06/10/48 (A)	5,000,000	4,781,199

Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4 3.465%, 09/15/50	5,000,000	4,987,608

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Commercial Mortgage Trust, Ser 2012-CR2, Cl C 4.832%, 08/15/45 (A)	$1,000,000	$1,011,928

Commercial Mortgage Trust, Ser 2014-LC15, Cl D 4.944%, 04/10/47 (A) (B)	9,500,000	8,756,023

Commercial Mortgage Trust, Ser 2014-UBS6, Cl C 4.465%, 12/10/47 (A)	4,000,000	3,927,964

Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D 5.803%, 02/15/41 (A) (B)	4,110,508	254,851

Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL 2.758%, VAR LIBOR USD 1 Month+0.250%, 04/15/37	954,259	898,769

Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX 4.877%, 04/15/37	85,287	83,824

Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F 5.100%, 08/15/38 (A)	391,344	394,604

CSAIL Mortgage Trust, Ser 2018-CX11, Cl A5 4.033%, 04/15/51	10,000,000	10,329,255

DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C 5.698%, 11/10/46 (A) (B)	1,000,000	1,044,950

Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1 3.479%, 04/25/58 (A) (B)	3,799,398	3,798,500

Deutsche Bank Commercial Mortgage Trust, Ser 2017-C6, Cl A5 3.328%, 06/10/50	5,000,000	4,943,541

FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3 5.932%, 11/25/52 (A) (B)	10,068,664	9,514,887

Flagstar Mortgage Trust, Ser 2018-2, Cl A6 3.500%, 04/25/48 (A) (B)	7,325,218	7,274,890

FREMF Mortgage Trust, Ser 2011-K15, Cl B 4.948%, 08/25/44 (A) (B)	4,000,000	4,163,763

FREMF Mortgage Trust, Ser 2012-K21, Cl C 3.936%, 07/25/45 (A) (B)	5,000,000	5,023,082

FREMF Mortgage Trust, Ser 2012-K22, Cl C 3.687%, 08/25/45 (A) (B)	4,500,000	4,447,817

Description	Face Amount	Value

FREMF Mortgage Trust, Ser 2012-K710, Cl C 3.816%, 06/25/47 (A) (B)	$2,000,000	$1,994,912

FREMF Mortgage Trust, Ser 2013-K26, Cl C 3.598%, 12/25/45 (A) (B)	5,000,000	4,917,685

FREMF Mortgage Trust, Ser 2015-K720, Cl B 3.390%, 07/25/22 (A) (B)	5,000,000	5,013,964

FREMF Mortgage Trust, Ser 2015-K720, Cl C 3.390%, 07/25/22 (A) (B)	8,000,000	7,963,156

FREMF Mortgage Trust, Ser 2015-K721, Cl C 3.565%, 11/25/47 (A) (B)	14,000,000	13,658,382

FREMF Mortgage Trust, Ser 2016-K54, Cl C 4.051%, 04/25/48 (A) (B)	5,000,000	4,833,636

FREMF Mortgage Trust, Ser 2016-K57, Cl C 3.919%, 08/25/49 (A) (B)	7,840,000	7,475,003

FREMF Mortgage Trust, Ser 2017-K67, Cl B 3.944%, 09/25/49 (A) (B)	2,000,000	1,964,689

FREMF Mortgage Trust, Ser 2017-K70, Cl B 3.803%, 12/25/49 (A) (B)	3,403,000	3,286,646

GS Mortgage Securities Trust, Ser 2017-G5, Cl AS 3.826%, 03/10/50 (A)	3,500,000	3,495,633

GS Mortgage Securities Trust, Ser 2017-GS6, Cl A3 3.433%, 05/10/50	10,000,000	9,965,503

GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4 3.430%, 08/10/50	5,000,000	4,957,942

GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4 3.992%, 03/10/51 (A)	10,000,000	10,334,726

Impact Funding, Ser 2001-AA, Cl C 5.205%, 07/25/33 (A) (B)	240,264	240,360

Impact Funding, Ser 2001-AA, Cl D 5.665%, 07/25/33 (A) (B)	87,994	87,008

JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C 3.399%, 06/15/49 (A)	3,328,000	3,116,454

JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS 5.337%, 05/15/47	3,000,000	2,767,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ 6.248%, 02/15/51 (A)	$3,854,449	$3,575,002

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J 5.994%, 02/15/51 (A) (B) (E)	111,787	—

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM 5.464%, 01/15/49 (A)	1,242,860	1,243,497

JPMorgan Mortgage Trust, Ser 2019-1, Cl A3 4.000%, 05/25/49 (A) (B)	10,000,000	10,038,280

LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ 6.289%, 07/15/40 (A)	1,000,000	1,005,562

LStar Commercial Mortgage Trust, Ser 2014-2, Cl D 5.594%, 01/20/41 (A) (B)	3,752,000	3,733,656

LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS 3.188%, 03/10/49 (B)	3,000,000	2,865,366

Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM 5.793%, 06/12/50 (A)	6,445	6,442

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C 4.751%, 05/15/49 (A)	2,413,000	2,467,593

Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (A)	144,412	146,000

Morgan Stanley Capital I, Ser 2007-T27, Cl AJ 5.947%, 06/11/42 (A)	7,167,527	7,552,299

Morgan Stanley Capital I, Ser 2007-T27, Cl B 5.947%, 06/11/42 (A) (B)	500,000	529,231

Morgan Stanley Capital I, Ser 2011-C1, Cl C 5.375%, 09/15/47 (A) (B)	2,000,000	2,074,752

UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.544%, 05/10/45 (A) (B)	4,750,000	4,956,900

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D 4.892%, 05/10/63 (A) (B)	7,095,000	6,715,398

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E 4.892%, 05/10/63 (A) (B)	15,339,806	13,128,711

Description	Face Amount	Value

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C 5.031%, 08/10/49 (A) (B)	$3,000,000	$3,071,156

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D 4.480%, 12/10/45 (A) (B)	13,384,000	12,633,318

Velocity Commercial Capital Loan Trust, Ser 2011-1 6.216%, VAR LIBOR USD 1 Month+4.000%, 08/25/40 (B)	278,990	280,293

Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C 4.722%, 01/15/59 (A)	5,000,000	5,000,693

Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D 3.788%, 01/15/59 (A) (B)	2,000,000	1,579,606

Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B 4.089%, 06/15/49	5,000,000	4,942,063

Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl A5 3.418%, 09/15/50	3,500,000	3,465,408

Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4 3.631%, 01/15/60	3,788,000	3,790,218

Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A 4.058%, 07/17/36 (A) (B)	5,000,000	5,109,274

Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4 4.012%, 03/15/51 (A)	6,000,000	6,193,043

Wells Fargo Mortgage Backed Securities Trust, Ser 2019-1, Cl A1 4.000%, 11/25/48 (A) (B)	15,000,000	15,099,134

WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C 4.742%, 03/15/46 (A)	3,000,000	3,069,025

		355,916,761

Non-Agency Residential Mortgage-Backed Obligation — 2.0%

Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 2.461%, VAR ICE LIBOR USD 1 Month+2.250%, 02/25/37 (E)	1,000,000	—

FirstKey Mortgage Trust, Ser 2015-1, Cl A3 3.500%, 03/25/45 (A) (B)	5,073,687	5,021,362

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

JPMorgan Mortgage Trust, Ser 2016-4, Cl A3 3.500%, 10/25/46 (A) (B)	$1,857,104	$1,832,921

JPMorgan Mortgage Trust, Ser 2017-1, Cl A3 3.500%, 01/25/47 (A)	2,016,739	2,006,711

Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO 0.895%, 04/25/43 (A) (B)	199,588,416	9,490,808

Sequoia Mortgage Trust, Ser 2017-2, Cl A4 3.500%, 02/25/47 (A) (B)	3,188,165	3,182,516

Sequoia Mortgage Trust, Ser 2017-6, Cl A4 3.500%, 09/25/47 (A) (B)	6,544,559	6,520,527

Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2 3.500%, 08/25/47 (A) (B)	2,291,814	2,266,527

Sequoia Mortgage Trust, Ser 2018-3, Cl A4 3.500%, 03/25/48 (A)	4,133,124	4,121,756

Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2 4.000%, 10/25/48 (A) (B)	5,555,633	5,641,397

Wells Fargo Mortgage Backed Securities, Ser 2018-1, Cl A7 3.500%, 07/25/47 (A) (B)	6,772,925	6,745,234

WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1 3.832%, 06/20/44 (A) (B)	3,308,432	3,306,968

WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1 4.000%, 09/20/44 (A) (B)	2,278,301	2,306,033

WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3 3.500%, 11/20/44 (A) (B)	2,903,948	2,898,140

WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11 3.500%, 02/20/45 (A) (B)	3,978,691	3,968,744

WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3 3.500%, 03/20/45 (A) (B)	4,463,284	4,423,157

		63,732,801

Total Mortgage-Backed Securities (Cost $834,882,507)		802,162,027

CORPORATE OBLIGATIONS — 22.9%

Communication Services — 2.2%

Amazon.com 2.800%, 08/22/24	2,000,000	1,985,724

AT&T 7.875%, 02/15/30	320,000	388,169
4.300%, 02/15/30	12,905,000	12,787,264

Description	Face Amount	Value

Frontier Communications 7.125%, 03/15/19	$32,620,000	$32,130,700

Intelsat Jackson Holdings 8.500%, 10/15/24 (B)	17,575,000	17,756,022
8.000%, 02/15/24 (B)	1,000,000	1,041,250

Unison Ground Lease Funding 5.780%, 03/15/20 (B)	4,000,000	3,993,039

		70,082,168

Consumer Discretionary — 1.6%

Anheuser-Busch 3.650%, 02/01/26 (B)	15,000,000	14,737,550

Block Financial 4.125%, 10/01/20	5,000,000	5,058,307

Choice Hotels International 5.750%, 07/01/22	5,179,000	5,360,265

GameStop 5.500%, 10/01/19 (B)	1,000,000	997,500

General Motors Financial 4.000%, 01/15/25	15,126,000	14,332,702

Jaguar Land Rover Automotive 4.500%, 10/01/27 (B)	3,000,000	2,220,000

JBS USA LUX 7.250%, 06/01/21 (B)	500,000	504,710

L Brands 6.950%, 03/01/33	3,300,000	2,656,500

Lear 5.250%, 01/15/25	1,500,000	1,535,675

McDonald’s MTN 2.625%, 01/15/22	3,000,000	2,983,779

Silversea Cruise Finance 7.250%, 02/01/25 (B)	250,000	267,812

		50,654,800

Consumer Staples — 0.0%

Pyxus International 9.875%, 07/15/21	250,000	206,250

Energy — 3.1%

Apache 7.750%, 12/15/29	4,138,000	4,919,234

Barclays MTN 4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/29	2,000,000	2,008,197

Lukoil International Finance BV 4.563%, 04/24/23	3,000,000	2,998,680

Midcontinent Express Pipeline 6.700%, 09/15/19 (B)	7,678,000	7,697,846

Noble Holding International 6.050%, 03/01/41	11,362,000	7,044,440
4.625%, 03/01/21	16,507,000	15,434,045

Petrobras Global Finance BV 8.750%, 05/23/26	2,000,000	2,343,500
5.299%, 01/27/25	2,000,000	1,998,700

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Petroleos Mexicanos 5.350%, 02/12/28	$2,000,000	$1,750,000

PHI 5.250%, 03/15/19	30,750,000	21,140,625

Seadrill New Finance 12.000% cash/8.000% PIK, 07/15/25 (B) (C)	2,012,445	1,926,916

Transocean 7.250%, 11/01/25 (B)	5,000,000	4,725,000
6.500%, 11/15/20	19,277,000	19,758,925

Weatherford International 4.500%, 04/15/22	8,835,000	5,610,225

		99,356,333

Financials — 6.2%

Assured Guaranty US Holdings 5.000%, 07/01/24	7,272,000	7,558,422

Bank of Nova Scotia 3.125%, 04/20/21	6,300,000	6,331,349

Capital One Financial 4.200%, 10/29/25	500,000	500,470
3.800%, 01/31/28	10,000,000	9,658,512

Commonwealth Bank of Australia NY 2.550%, 03/15/21	10,390,000	10,283,351

Deutsche Bank 7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.003%, 12/29/49	1,000,000	876,250

Deutsche Bank NY 3.150%, 01/22/21	48,786,000	47,427,847

Enova International 8.500%, 09/15/25 (B)	15,000,000	13,162,500

Farmers Exchange Capital 7.050%, 07/15/28 (B)	6,075,000	6,806,433

First American Financial 4.300%, 02/01/23	1,000,000	1,006,357

Genworth Holdings 7.625%, 09/24/21	9,650,000	9,698,250

Navient MTN 5.500%, 01/25/23	14,000,000	13,510,000
4.672%, VAR CPI YOY+2.150%, 12/15/20	3,525,000	3,401,625

PNC Bank 4.050%, 07/26/28	3,000,000	3,072,914
3.250%, 01/22/28	5,000,000	4,928,905

Royal Bank of Canada MTN 6.350%, 08/29/19 (A)	3,000,000	3,039,300

Royal Bank of Scotland Group 7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.800%, 12/29/49	4,000,000	4,090,000

Description	Face Amount	Value

Societe Generale 5.000%, 01/17/24 (B)	$4,025,000	$4,123,689

Synchrony Financial 4.500%, 07/23/25	9,905,000	9,639,192
2.700%, 02/03/20	14,155,000	14,006,729

TMX Finance 11.125%, 04/01/23 (B)	21,000,000	19,110,000

Wachovia 6.605%, 10/01/25	5,650,000	6,500,816

		198,732,911

Health Care — 0.3%

CHS 8.000%, 11/15/19	8,500,000	8,202,500

CVS Health 4.300%, 03/25/28	1,000,000	1,013,903

		9,216,403

Industrials — 7.2%

Burlington Northern Santa Fe 7.290%, 06/01/36	5,000,000	6,627,563

Flowserve 4.000%, 11/15/23	1,000,000	982,667

General Electric MTN 5.875%, 01/14/38	4,377,000	4,422,312
5.300%, 02/11/21	8,000,000	8,199,782
2.200%, 01/09/20	42,981,000	42,585,174

Great Lakes Dredge & Dock 8.000%, 05/15/22	1,410,000	1,452,300

Hertz 5.875%, 10/15/20	19,728,000	19,530,720
5.500%, 10/15/24 (B)	1,000,000	820,000

Hillman Group 6.375%, 07/15/22 (B)	250,000	203,750

IDEX 4.200%, 12/15/21	100,000	101,186

Zachry Holdings 7.500%, 02/01/20 (B)	144,196,000	143,294,775

		228,220,229

Information Technology — 1.8%

Apple 3.200%, 05/13/25	17,712,000	17,824,843

DynCorp International 11.875% cash/1.500% PIK, 11/30/20 (C)	6,946,941	7,137,982

Flex 4.625%, 02/15/20	15,000,000	15,138,694

Keysight Technologies 4.550%, 10/30/24	1,000,000	1,023,985

Motorola Solutions 7.500%, 05/15/25	15,493,000	17,464,460

		58,589,964

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Materials — 0.1%

First Quantum Minerals 7.000%, 02/15/21 (B)	$4,025,000	$4,014,938

Real Estate — 0.2%

CBL & Associates 5.250%, 12/01/23	3,750,000	3,150,000
4.600%, 10/15/24	2,000,000	1,540,000

		4,690,000

Sovereign — 0.2%

Kreditanstalt fuer Wiederaufbau MTN 1.500%, 04/20/20	5,000,000	4,934,788

Total Corporate Obligations (Cost $742,100,997)		728,698,784

U.S. TREASURY OBLIGATIONS — 17.8%

U.S. Treasury Inflationary Protection Securities 1.125%, 01/15/21	5,760,800	5,791,753
1.000%, 02/15/46	6,382,200	6,239,099
0.875%, 01/15/29	29,944,800	30,181,473

U.S. Treasury Notes 2.875%, 05/15/28	200,000,000	204,023,438
2.375%, 08/15/24	50,000,000	49,740,234
2.250%, 11/15/24 to 11/15/25	110,000,000	108,433,399
2.000%, 06/30/24 to 11/15/26	120,000,000	116,204,297
1.625%, 05/15/26	25,000,000	23,480,469
1.500%, 08/15/26	25,000,000	23,195,312

U.S. Treasury STRIPS 3.236%, 02/15/46 (D)	2,000,000	869,875

Total U.S. Treasury Obligations (Cost $571,105,846)		568,159,349

COLLATERALIZED LOAN OBLIGATIONS — 14.9%

Apidos Funding RR Subsidiary, Ser 2018-12RR, Cl A 4.317%, VAR ICE LIBOR USD 3 Month+1.530%, 04/15/31 (B)	3,000,000	3,009,099

Apidos XXVIII, Ser 2017-28A, Cl A2 4.161%, VAR ICE LIBOR USD 3 Month+1.400%, 01/20/31 (B)	15,000,000	14,625,090

Avery Point IV, Ser 2017-1A, Cl BR 4.371%, VAR ICE LIBOR USD 3 Month+1.600%, 04/25/26 (B)	7,500,000	7,492,410

BCC Middle Market, Ser 2018-1A, Cl A1A 4.311%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/30 (B)	12,000,000	11,907,840

Benefit Street Partners III, Ser 2017-IIIA, Cl A1R 4.011%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/29 (B)	15,000,000	14,964,720

Description	Face Amount	Value

Benefit Street Partners III, Ser 2017-IIIA, Cl CR 6.661%, VAR ICE LIBOR USD 3 Month+3.900%, 07/20/29 (B)	$2,000,000	$1,998,132

Benefit Street Partners III, Ser 2017-IIIA, Cl DR 9.361%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (B)	5,000,000	4,749,175

Benefit Street Partners IV, Ser 2016-IVA, Cl A1R 4.251%, VAR ICE LIBOR USD 3 Month+1.490%, 01/20/29 (B)	10,000,000	9,994,860

Benefit Street Partners IV, Ser 2016-IVA, Cl DR 10.011%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (B)	1,000,000	993,711

Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR 3.861%, VAR ICE LIBOR USD 3 Month+1.100%, 01/20/31 (B)	5,450,000	5,394,857

Benefit Street Partners X, Ser 2016-10A, Cl A1 4.277%, VAR ICE LIBOR USD 3 Month+1.490%, 01/15/29 (B)	4,000,000	4,013,736

Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2 4.573%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (B)	4,500,000	4,312,777

Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2 3.977%, VAR ICE LIBOR USD 3 Month+1.180%, 01/14/32 (B)	25,000,000	24,890,950

Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2 4.647%, VAR ICE LIBOR USD 3 Month+1.850%, 01/14/32 (B)	7,000,000	6,987,141

Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A 3.815%, VAR ICE LIBOR USD 3 Month+1.050%, 07/27/31 (B)	15,000,000	14,891,145

Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR 3.927%, VAR ICE LIBOR USD 3 Month+1.140%, 07/15/31 (B)	15,845,000	15,714,406

CIFC Funding, Ser 2018-1A, Cl A 3.780%, VAR ICE LIBOR USD 3 Month+1.000%, 04/18/31 (B)	10,000,000	9,878,980

CIFC Funding, Ser 2018-1A, Cl C 4.530%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (B)	2,000,000	1,882,296

Emerson Park, Ser 2017-1A, Cl DR 6.187%, VAR ICE LIBOR USD 3 Month+3.400%, 07/15/25 (B)	4,500,000	4,488,565

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Fortress Credit Opportunities IX, Ser 2017-9A, Cl A1T 4.166%, VAR ICE LIBOR USD 3 Month+1.550%, 11/15/29 (B)	$11,000,000	$10,882,641

Galaxy XXI, Ser 2015-21A, Cl AR 3.781%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31 (B)	5,000,000	4,926,780

GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R 4.468%, VAR ICE LIBOR USD 3 Month+1.680%, 06/15/34 (B)	15,000,000	14,683,995

GoldenTree Loan Management US, Ser 2017-1A, Cl A 3.981%, VAR ICE LIBOR USD 3 Month+1.220%, 04/20/29 (B)	17,000,000	16,937,100

Golub Capital Partners, Ser 2017-17A, Cl A1R 4.421%, VAR ICE LIBOR USD 3 Month+1.650%, 10/25/30 (B)	9,000,000	8,985,474

Golub Capital Partners, Ser 2017-19RA, Cl A1A 4.065%, VAR ICE LIBOR USD 3 Month+1.300%, 07/26/29 (B)	20,000,000	19,952,200

Golub Capital Partners, Ser 2017-21A, Cl AR 4.241%, VAR ICE LIBOR USD 3 Month+1.470%, 01/25/31 (B)	11,000,000	10,876,756

Golub Capital Partners, Ser 2017-21A, Cl CR 5.221%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (B)	2,000,000	1,883,648

Golub Capital Partners, Ser 2017-22A, Cl AR 3.941%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/31 (B)	9,000,000	8,921,610

Golub Capital Partners, Ser 2017-23A, Cl AR 3.961%, VAR ICE LIBOR USD 3 Month+1.200%, 01/20/31 (B)	20,000,000	19,844,700

Golub Capital Partners, Ser 2017-23A, Cl BR 4.311%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (B)	4,000,000	3,889,088

Golub Capital Partners, Ser 2017-24A, Cl AR 4.182%, VAR ICE LIBOR USD 3 Month+1.600%, 11/05/29 (B)	9,500,000	9,476,573

Golub Capital Partners, Ser 2017-24A, Cl DR 6.482%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (B)	3,000,000	2,877,885

Golub Capital Partners, Ser 2017-34A, Cl A1 4.432%, VAR ICE LIBOR USD 3 Month+1.850%, 03/08/29 (B)	7,000,000	7,000,868

Description	Face Amount	Value

Golub Capital Partners, Ser 2018-26A, Cl BR 4.019%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (B)	$4,000,000	$3,886,340

Golub Capital Partners, Ser 2018-36A, Cl A 3.882%, VAR ICE LIBOR USD 3 Month+1.300%, 02/05/31 (B)	11,000,000	10,901,726

LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1 3.859%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/31 (B)	13,000,000	12,885,912

LCM XXII, Ser 2016-22A, Cl A1 4.241%, VAR ICE LIBOR USD 3 Month+1.480%, 10/20/28 (B)	6,200,000	6,228,725

MCF IV, Ser 2017-1A, Cl AR 4.311%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/29 (B)	10,000,000	9,936,710

MCF IV, Ser 2017-1A, Cl CR 5.411%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (B)	3,000,000	2,896,725

NewStar Berkeley Fund, Ser 2016-1A, Cl A 4.871%, VAR ICE LIBOR USD 3 Month+2.100%, 10/25/28 (B)	5,000,000	5,000,435

NXT Capital, Ser 2015-1A, Cl E 9.061%, VAR ICE LIBOR USD 3 Month+6.300%, 04/21/27 (B)	14,000,000	12,920,292

NXT Capital, Ser 2017-1A, Cl A 4.461%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (B)	9,000,000	8,990,865

Oaktree EIF II, Ser 2017-IIIA, Cl A2 4.223%, VAR ICE LIBOR USD 3 Month+1.450%, 07/17/29 (B)	7,250,000	7,253,813

Octagon Investment Partners XX, Ser 2017-1A, Cl BR 4.118%, VAR ICE LIBOR USD 3 Month+1.500%, 08/12/26 (B)	10,000,000	9,958,880

OHA Credit Partners VII, Ser 2016-7A, Cl DR 6.845%, VAR ICE LIBOR USD 3 Month+4.200%, 11/20/27 (B)	6,500,000	6,486,681

OZLM Funding IV, Ser 2017-4A, Cl A2R 4.461%, VAR ICE LIBOR USD 3 Month+1.700%, 10/22/30 (B)	5,000,000	4,951,745

OZLM XVI, Ser 2017-16A, Cl A1 3.889%, VAR ICE LIBOR USD 3 Month+1.260%, 05/16/30 (B)	10,000,000	9,977,400

Parallel, Ser 2015-1A, Cl AR 3.611%, 07/20/27	4,000,000	3,961,676

Parallel, Ser 2017-1A, Cl A1 4.071%, VAR ICE LIBOR USD 3 Month+1.310%, 07/20/29 (B)	8,500,000	8,496,031

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Race Point IX, Ser 2017-9A, Cl BR 4.937%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (B)	$1,000,000	$952,008

Sudbury Mill, Ser 2013-1A, Cl E 7.523%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (B)	1,500,000	1,393,544

Thayer Park, Ser 2017-1A, Cl B 5.111%, VAR ICE LIBOR USD 3 Month+2.350%, 04/20/29 (B)	9,500,000	9,383,644

Venture XIX, Ser 2018-19A, Cl ARR 4.047%, VAR ICE LIBOR USD 3 Month+1.260%, 01/15/32 (B)	19,250,000	19,197,736

Zais, Ser 2017-1A, Cl A2 4.287%, VAR ICE LIBOR USD 3 Month+1.500%, 07/15/29 (B)	10,000,000	10,001,430

Zais, Ser 2018-1A, Cl B 4.237%, VAR ICE LIBOR USD 3 Month+1.450%, 04/15/29 (B)	5,000,000	4,891,015

Total Collateralized Loan Obligations (Cost $477,301,598)		473,882,541

ASSET-BACKED SECURITIES — 11.8%

Automotive — 8.2%

American Credit Acceptance Receivables Trust, Ser 2015-3, Cl C 4.840%, 10/12/21 (B)	2,698,024	2,703,762

American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D 8.150%, 01/12/23 (B)	3,250,000	3,350,103

American Credit Acceptance Receivables Trust, Ser 2016-3, Cl C 4.260%, 08/12/22 (B)	3,250,000	3,273,915

American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E 5.440%, 03/13/24 (B)	1,000,000	1,014,673

American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C 2.720%, 06/10/22 (B)	3,575,000	3,567,019

American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E 5.170%, 06/10/24 (B)	2,180,000	2,194,022

American Credit Acceptance Receivables Trust, Ser 2018-1, Cl D 3.930%, 04/10/24 (B)	4,200,000	4,197,213

American Credit Acceptance Receivables Trust, Ser 2018-4, Cl D 4.400%, 01/13/25 (B)	17,605,000	17,767,205

Description	Face Amount	Value

CarFinance Capital Auto Trust, Ser 2014-2A, Cl D 4.280%, 11/16/20 (B)	$3,610,000	$3,609,763

CarFinance Capital Auto Trust, Ser 2015-1A, Cl D 4.660%, 06/15/21 (B)	3,370,000	3,374,856

CarMax Auto Owner Trust, Ser 2016-4, Cl D 2.910%, 04/17/23	3,500,000	3,451,398

CarMax Auto Owner Trust, Ser 2017-3, Cl D 3.460%, 10/16/23	5,250,000	5,220,160

Carnow Auto Receivables Trust, Ser 2017-1A, Cl C 5.750%, 10/16/23 (B)	2,000,000	1,995,323

CPS Auto Receivables Trust, Ser 2014-C, Cl D 4.830%, 08/17/20 (B)	1,000,000	1,006,964

CPS Auto Receivables Trust, Ser 2014-D, Cl E 6.210%, 02/15/22 (B)	4,000,000	4,036,844

CPS Auto Receivables Trust, Ser 2015-C, Cl E 6.540%, 08/16/21 (B)	1,750,000	1,826,957

CPS Auto Receivables Trust, Ser 2016-A, Cl E 7.650%, 12/15/21 (B)	6,000,000	6,250,322

CPS Auto Receivables Trust, Ser 2016-A, Cl F 7.650%, 03/15/23 (B)	10,540,000	10,782,031

CPS Auto Receivables Trust, Ser 2016-B, Cl C 4.220%, 03/15/22 (B)	3,500,000	3,521,509

CPS Auto Receivables Trust, Ser 2016-B, Cl E 8.140%, 05/15/23 (B)	6,500,000	6,903,332

CPS Auto Receivables Trust, Ser 2016-D, Cl E 6.860%, 04/15/24 (B)	8,000,000	8,321,724

CPS Auto Receivables Trust, Ser 2017-B, Cl D 3.950%, 03/15/23 (B)	3,500,000	3,512,866

Drive Auto Receivables Trust, Ser 2016-BA, Cl D 4.530%, 08/15/23	2,000,000	2,020,433

Drive Auto Receivables Trust, Ser 2018-1, Cl D 3.810%, 05/15/24	7,835,000	7,878,153

DT Auto Owner Trust, Ser 2016-4A, Cl E 6.490%, 09/15/23 (B)	3,520,000	3,602,104

DT Auto Owner Trust, Ser 2017-2A, Cl E 6.030%, 01/15/24 (B)	2,750,000	2,831,275

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D 5.830%, 12/15/21 (B)	$12,000,000	$12,162,526

Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D 6.550%, 10/17/22 (B)	5,000,000	5,176,379

Exeter Automobile Receivables Trust, Ser 2016-1A, Cl C 5.520%, 10/15/21 (B)	3,000,000	3,032,905

Exeter Automobile Receivables Trust, Ser 2017-1A, Cl B 3.000%, 12/15/21 (B)	5,430,000	5,426,538

Flagship Credit Auto Trust, Ser 2015-1, Cl D 5.260%, 07/15/21 (B)	5,190,000	5,256,677

Flagship Credit Auto Trust, Ser 2015-1, Cl E 5.990%, 07/15/22 (B)	3,000,000	3,026,911

Flagship Credit Auto Trust, Ser 2015-3, Cl D 7.120%, 11/15/22 (B)	5,000,000	5,145,337

Flagship Credit Auto Trust, Ser 2016-1, Cl D 8.590%, 05/15/23 (B)	15,380,000	16,176,885

Flagship Credit Auto Trust, Ser 2016-3, Cl D 3.890%, 11/15/22 (B)	5,000,000	5,003,859

Flagship Credit Auto Trust, Ser 2018-2, Cl C 3.890%, 09/16/24 (B)	11,286,000	11,405,922

Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3 3.030%, 11/15/22	7,000,000	7,017,615

Fortiva Retail Credit Master Note Business Trust, Ser 2018-ONE, Cl A 5.540%, 11/15/23 (B)	13,000,000	13,157,154

Foursight Capital Automobile Receivables Trust, Ser 2017-1, Cl C 3.470%, 12/15/22 (B)	2,200,000	2,186,694

Foursight Capital Automobile Receivables Trust, Ser 2018-2, Cl D 4.330%, 07/15/24 (B)	4,650,000	4,731,197

GLS Auto Receivables Trust, Ser 2016-1A, Cl D 9.130%, 01/18/22 (B)	7,075,000	7,657,360

Honor Automobile Trust Securitization, Ser 2016-1A, Cl B 5.760%, 04/15/21 (B)	7,582,777	7,580,920

Honor Automobile Trust Securitization, Ser 2016-1A, Cl C 8.050%, 11/15/22 (B)	2,500,000	1,943,750

Description	Face Amount	Value

Oak Hill Credit Partners X-R, Ser 2018-10RA, Cl C 4.976%, VAR ICE LIBOR USD 3 Month+2.200%, 12/12/30 (B)	$5,100,000	$5,028,564

OSCAR US Funding Trust V, Ser 2016-2A, Cl A4 2.990%, 12/15/23 (B)	14,591,000	14,540,982

Westlake Automobile Receivables Trust, Ser 2016-1A, Cl E 6.520%, 06/15/22 (B)	5,000,000	5,039,478

Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D 3.460%, 10/17/22 (B)	3,000,000	2,996,161

		261,907,740

Other Asset-Backed Securities — 2.6%

321 Henderson Receivables I, Ser 2010-2A, Cl B 7.450%, 01/15/50 (B)	2,759,702	2,983,036

321 Henderson Receivables I, Ser 2012-1A, Cl B 7.140%, 02/15/67 (B)	794,119	923,409

321 Henderson Receivables I, Ser 2012-2A, Cl B 6.770%, 10/17/61 (B)	2,071,592	2,159,432

Business Jet Securities, Ser 2018-2, Cl A 4.447%, 06/15/33 (B)	6,496,437	6,559,041

Business Jet Securities, Ser 2018-2, Cl C 6.656%, 06/15/33 (B)	2,709,908	2,713,720

CFG Investments, Ser 2017-1, Cl A 7.870%, 11/15/26 (B)	13,000,000	13,124,866

Credibly Asset Securitization, Ser 2018-1A, Cl A 4.800%, 11/15/23 (B)	6,000,000	6,142,135

Harley Marine Financing, Ser 2018-1A, Cl A2 5.682%, 05/15/43 (B)	8,232,000	5,733,012

Harley Marine Financing, Ser 2018-1A, Cl B 7.869%, 05/15/43 (B)	6,000,000	4,192,920

Harvest SBA Loan Trust, Ser 2018-1, Cl A 4.760%, VAR ICE LIBOR USD 1 Month+2.250%, 08/25/44 (B)	7,263,672	7,195,277

Sapphire Aviation Finance I, Ser 2018-1A, Cl B 5.926%, 03/15/40 (B)	2,785,652	2,843,568

SCF Equipment Trust, Ser 2016-1A, Cl C 6.000%, 08/20/27 (B)	6,000,000	6,194,076

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value

SFS Asset Securitization, Ser 2018-1, Cl A 4.793%, 05/15/23 (B)	$5,500,000	$5,464,464

Springleaf Funding Trust, Ser 2015-AA, Cl C 5.040%, 11/15/24 (B)	6,000,000	6,021,702

TAL Advantage V, Ser 2014-3A, Cl B 4.150%, 11/21/39 (B)	4,287,500	4,115,631

Trip Rail Master Funding, Ser 2011-1A, Cl A2 6.024%, 07/15/41 (B)	2,995,483	3,139,131

Triton Container Finance V, Ser 2018-1A, Cl A 3.950%, 03/20/43 (B)	2,750,000	2,752,799

		82,258,219

Student Loan — 1.0%

Brazos Student Finance, Ser 2009-1, Cl B 5.322%, VAR ICE LIBOR USD 3 Month+2.500%, 12/27/39	5,000,000	4,639,415

College Ave Student Loans, Ser 2018-A, Cl A1 3.710%, VAR ICE LIBOR USD 1 Month+1.200%, 12/26/47 (B)	3,872,402	3,911,238

Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1 2.550%, 05/25/41 (B)	6,891,191	6,686,412

Nelnet Student Loan Trust, Ser 2013-3A, Cl B 4.010%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (B)	10,000,000	9,880,845

SLM Student Loan Trust, Ser 2012-7, Cl B 4.310%, VAR ICE LIBOR USD 1 Month+1.800%, 09/25/43	5,000,000	4,875,163

		29,993,073

Total Asset-Backed Securities (Cost $373,841,310)		374,159,032

MUNICIPAL BONDS — 1.8%

Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB 5.220%, 05/01/20	2,425,000	2,416,076

California State, Build America Bonds, GO Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,157,890

Dallas County Schools, Taxable Public Property Finance, GO (E) 3.450%, 06/01/22	1,570,000	1,499,350
3.200%, 06/01/21	1,580,000	1,508,900

Description	Face Amount	Value

Dallas County, Schools Tax, GO (E) 4.000%, 06/01/19	$1,500,000	$1,477,500
3.000%, 06/01/19	940,000	925,900

GDB Debt Recovery Authority of Puerto Rico, RB 7.500%, 08/20/40	8,371,117	6,022,014

Hidalgo County, Build America Bonds, GO, AGC Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	508,865

Illinois State, Build America Bonds, GO 7.350%, 07/01/35	3,000,000	3,333,810

Maricopa County, Unified School District No. 69, School Improvement Project, GO Callable 07/01/21 @ 100 6.000%, 07/01/26	1,000,000	1,074,880

Mission, Economic Development, RB 10.875%, 12/01/28 (F)	3,315,000	33,150
9.750%, 12/01/25 (F)	3,045,000	30,450
8.550%, 12/01/21 (F)	2,125,000	1,834,151

North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30	16,540,000	17,424,229

Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,187,650

San Juan, Higher Education Finance Authority, RB Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,632,760

Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 08/15/20 @ 100 8.750%, 08/15/27	1,185,000	1,221,913

Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB 8.125%, 02/15/27	1,900,000	2,277,644

University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	3,000,000	3,494,520

Total Municipal Bonds (Cost $62,746,580)		58,061,652

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

Description	Face Amount/ Shares	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%

FFCB 3.460%, 10/24/23	$10,000,000	$10,034,720
3.150%, 02/14/25	8,000,000	8,000,000
3.060%, 04/19/27	4,500,000	4,422,114

FHLB 2.050%, 12/06/21	1,350,000	1,328,331

FHLMC 2.500%, 12/27/22	4,000,000	3,991,132
2.220%, 05/16/22	6,000,000	5,903,430
1.125%, 08/12/21	1,000,000	968,582

FNMA 2.875%, 10/30/20	5,000,000	5,031,710
2.250%, 10/30/24	10,000,000	9,761,890

Total U.S. Government Agency Obligations (Cost $49,622,448)		49,441,909

SOVEREIGN DEBT — 0.7%

Argentine Republic Government International Bond 6.875%, 01/11/48	9,202,000	7,039,530

Brazilian Government International Bond 4.625%, 01/13/28	2,000,000	1,991,020

Kenya Government International Bond 7.250%, 02/28/28 (B)	3,000,000	2,927,160
7.250%, 02/28/28	1,000,000	975,720

Mexico Government International Bond 3.625%, 03/15/22	1,000,000	1,000,510

Oman Government International Bond 6.500%, 03/08/47 (B)	2,000,000	1,676,960

Turkey Government International Bond 6.125%, 10/24/28	1,000,000	957,500
4.250%, 04/14/26	1,000,000	880,904

Ukraine Government International Bond 7.750%, 09/01/19	6,000,000	6,001,536

Total Sovereign Debt (Cost $23,496,329)		23,450,840

COMMON STOCK — 0.1%

Energy — 0.1%

Seadrill Ltd.*	206,695	1,852,766

Seadrill Ltd.	39,323	338,178

Total Common Stock (Cost $536,742)		2,190,944

Description	Face Amount	Value
REPURCHASE AGREEMENTS (G) — 2.4%

KGS-Alpha Capital Markets** 2.600%, dated 01/03/19, to be repurchased on 02/04/19, repurchase price $10,023,111 (collateralized by various FMAC/FNMA/GNMA obligations, par value $2,250 - $9,335,880, 0.000% - 12.613%, 03/15/21 - 12/20/68, with total market value of $10,470,911)	$10,000,000	$10,000,000

KGS-Alpha Capital Markets** 2.570%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $65,004,640 (collateralized by various FMAC/FNMA/GNMA obligations, par value $98 - $96,458,267, 0.120% - 9.000%, 03/15/21 - 11/20/68, with total market value of $69,858,897)	65,000,000	65,000,000

Total Repurchase Agreements (Cost $75,000,000)		75,000,000

Total Investments — 99.1% (Cost $3,210,634,357)		$3,155,207,078

Percentages are based on Net Assets of $3,183,449,293.

*	Non-income producing security.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2019 was $1,309,937,088 and represents 41.1% of Net Assets.

(C)	Distributions are paid-in-kind.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(E)	Security in default on interest payments.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Tri-Party Repurchase Agreement.

AGC — Assured Guaranty Corporation

Cl — Class

CPI YOY — Consumer Price Index Year Over Year

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST TOTAL RETURN BOND FUND

LIBOR — London Interbank Offered Rate

Ltd. — Limited

MTN — Medium Term Note

PIK — Payment-in-Kind

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

VAR — Variable Rate Security

The following is a list of the level of inputs used as of January 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$802,162,027	$—	$802,162,027
Corporate Obligations	—	728,698,784	—	728,698,784
U.S. Treasury Obligations	568,159,349	—	—	568,159,349
Collateralized Loan Obligations	—	473,882,541	—	473,882,541
Asset-Backed Securities	—	374,159,032	—	374,159,032
Municipal Bonds	—	56,163,901	1,897,751	58,061,652
U.S. Government Agency Obligations	—	49,441,909	—	49,441,909
Sovereign Debt	—	23,450,840	—	23,450,840
Common Stock	2,190,944	—	—	2,190,944
Repurchase Agreements	—	75,000,000	—	75,000,000

Total Investments in Securities	$570,350,293	$2,582,959,034	$1,897,751	$3,155,207,078

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended January 31, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST CREDIT FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 31.8%

Automotive — 19.4%

American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D 8.150%, 01/12/23 (A)	$1,500,000	$1,546,202

American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E 5.440%, 03/13/24 (A)	2,000,000	2,029,346

American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C 2.720%, 06/10/22 (A)	1,000,000	997,768

American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E 5.170%, 06/10/24 (A)	2,500,000	2,516,079

CarFinance Capital Auto Trust, Ser 2015-1A, Cl E 5.490%, 01/18/22 (A)	2,250,000	2,262,327

Carnow Auto Receivables Trust, Ser 2017-1A, Cl C 5.750%, 10/16/23 (A)	2,000,000	1,995,323

CPS Auto Receivables Trust, Ser 2014-C, Cl E 5.910%, 11/15/21 (A)	1,500,000	1,506,874

CPS Auto Receivables Trust, Ser 2015-A, Cl E 6.190%, 05/16/22 (A)	1,100,000	1,108,881

CPS Auto Receivables Trust, Ser 2015-C, Cl F 7.510%, 11/15/22 (A)	1,500,000	1,556,869

Description	Face Amount	Value

CPS Auto Receivables Trust, Ser 2016-B, Cl E 8.140%, 05/15/23 (A)	$1,500,000	$1,593,077

CPS Auto Receivables Trust, Ser 2016-D, Cl E 6.860%, 04/15/24 (A)	1,155,000	1,201,449

Drive Auto Receivables Trust, Ser 2018-1, Cl D 3.810%, 05/15/24	2,000,000	2,011,015

DT Auto Owner Trust, Ser 2016-2A, Cl D 5.430%, 11/15/22 (A)	1,500,000	1,512,723

DT Auto Owner Trust, Ser 2017-2A, Cl E 6.030%, 01/15/24 (A)	1,500,000	1,544,332

Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D 5.830%, 12/15/21 (A)	1,930,000	1,956,140

Exeter Automobile Receivables Trust, Ser 2015-2A, Cl D 5.790%, 05/16/22 (A)	1,500,000	1,528,268

Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D 6.550%, 10/17/22 (A)	1,500,000	1,552,914

First Investors Auto Owner Trust, Ser 2016-2A, Cl E 5.750%, 09/15/23 (A)	1,250,000	1,277,048

Flagship Credit Auto Trust, Ser 2016-2, Cl D 8.560%, 11/15/23 (A)	900,000	952,567

Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3 3.030%, 11/15/22	2,000,000	2,005,033

Fortiva Retail Credit Master Note Business Trust, Ser 2018-ONE, Cl A 5.540%, 11/15/23 (A)	2,000,000	2,024,178

Honor Automobile Trust Securitization, Ser 2016-1A, Cl B 5.760%, 04/15/21 (A)	855,258	855,048

Honor Automobile Trust Securitization, Ser 2016-1A, Cl C 8.050%, 11/15/22 (A)	1,000,000	777,500

LCM XXII, Ser 2018-22A, Cl BR 4.761%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/28 (A)	1,500,000	1,463,268

United Auto Credit Securitization Trust, Ser 2016-2, Cl E 5.500%, 01/10/23 (A)	2,265,000	2,267,907

		40,042,136

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value

Credit Card — 4.1%

American Express Credit Account Master Trust, Ser 2018-5, Cl A 2.849%, VAR ICE LIBOR USD 1 Month+0.340%, 12/15/25	$8,500,000	$8,437,024

Other Asset-Backed Securities — 8.3%

Business Jet Securities, Ser 2018-2, Cl A 4.447%, 06/15/33 (A)	672,045	678,521

Business Jet Securities, Ser 2018-2, Cl C 6.656%, 06/15/33 (A)	625,363	626,243

CFG Investments, Ser 2017-1, Cl A 7.870%, 11/15/26 (A)	2,000,000	2,019,210

CLI Funding, Ser 2018-1A, Cl B 4.930%, 04/18/43 (A)	922,034	927,558

Credibly Asset Securitization, Ser 2018-1A, Cl A 4.800%, 11/15/23 (A)	1,500,000	1,535,534

Harley Marine Financing, Ser 2018-1A, Cl B 7.869%, 05/15/43 (A)	2,000,000	1,397,640

Kabbage Asset Securitization, Ser 2017-1, Cl B 5.794%, 03/15/22 (A)	1,750,000	1,766,710

Mosaic Solar Loans, Ser 2017-2A, Cl B 4.770%, 06/22/43 (A)	483,196	488,399

Sapphire Aviation Finance I, Ser 2018-1A, Cl B 5.926%, 03/15/40 (A)	464,275	473,928

SCF Equipment Trust, Ser 2016-1A, Cl C 6.000%, 08/20/27 (A)	1,000,000	1,032,346

SFS Asset Securitization, Ser 2018-1, Cl A 4.793%, 05/15/23 (A)	1,500,000	1,490,309

Springleaf Funding Trust, Ser 2015-AA, Cl C 5.040%, 11/15/24 (A)	1,000,000	1,003,617

Springleaf Funding Trust, Ser 2015-AA, Cl D 6.310%, 11/15/24 (A)	2,620,000	2,637,967

Vantage Data Centers Issuer, Ser 2018-1A, Cl A2 4.072%, 02/16/43 (A)	990,833	997,633

Westgate Resorts, Ser 2014-1A, Cl C 5.500%, 12/20/26 (A)	202,102	201,705

		17,277,320

Total Asset-Backed Securities (Cost $65,945,148)		65,756,480

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 30.7%

BCC Funding XIII, Ser 2016-1, Cl E 6.000%, 11/20/22 (A)	$1,500,000	$1,525,801

BCC Middle Market, Ser 2018-1A, Cl B 5.761%, VAR ICE LIBOR USD 3 Month+3.000%, 10/20/30 (A)	1,000,000	979,502

Benefit Street Partners III, Ser 2017-IIIA, Cl DR 9.361%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (A)	2,500,000	2,374,587

Benefit Street Partners IV, Ser 2016-IVA, Cl DR 10.011%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (A)	2,000,000	1,987,422

Carlyle Global Market Strategies, Ser 2018-1A, Cl B 4.611%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/31 (A)	2,000,000	1,925,660

Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2 4.573%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (A)	1,250,000	1,197,994

Chenango Park, Ser 2018-1A, Cl B 4.637%, VAR ICE LIBOR USD 3 Month+1.850%, 04/15/30 (A)	1,000,000	961,944

CIFC Funding, Ser 2018-1A, Cl C 4.530%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	500,000	470,574

Fortress Credit Opportunities IX, Ser 2017-9A, Cl C 5.266%, VAR ICE LIBOR USD 3 Month+2.650%, 11/15/29 (A)	1,400,000	1,346,408

Galaxy XXIX, Ser 2018-29A, Cl D 5.016%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (A)	500,000	471,928

Golub Capital Partners, Ser 2017-17A, Cl BR 5.671%, VAR ICE LIBOR USD 3 Month+2.900%, 10/25/30 (A)	1,500,000	1,459,191

Golub Capital Partners, Ser 2017-19RA, Cl B 5.315%, VAR ICE LIBOR USD 3 Month+2.550%, 07/26/29 (A)	2,000,000	1,958,904

Golub Capital Partners, Ser 2017-21A, Cl CR 5.221%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (A)	3,000,000	2,825,472

Golub Capital Partners, Ser 2017-22A, Cl CR 4.611%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/31 (A)	1,500,000	1,399,659

Golub Capital Partners, Ser 2017-23A, Cl BR 4.311%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (A)	1,000,000	972,272

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value

Golub Capital Partners, Ser 2017-23A, Cl CR 4.561%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/31 (A)	$2,000,000	$1,859,874

Golub Capital Partners, Ser 2017-24A, Cl DR 6.482%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (A)	2,000,000	1,918,590

Golub Capital Partners, Ser 2018-26A, Cl BR 4.019%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (A)	1,000,000	971,585

Golub Capital Partners, Ser 2018-36A, Cl B 4.232%, VAR ICE LIBOR USD 3 Month+1.650%, 02/05/31 (A)	2,000,000	1,879,104

Golub Capital Partners, Ser 2018-36A, Cl C 4.682%, VAR ICE LIBOR USD 3 Month+2.100%, 02/05/31 (A)	1,500,000	1,392,245

Jay Park, Ser 2018-1A, Cl BR 4.761%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/27 (A)	1,000,000	976,434

JFIN, Ser 2013-1A, Cl D 7.511%, VAR ICE LIBOR USD 3 Month+4.750%, 01/20/25 (A)	1,000,000	962,164

Madison Park Funding XII, Ser 2014-12A, Cl D 6.261%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (A)	3,000,000	2,992,410

MCF IV, Ser 2017-1A, Cl CR 5.411%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (A)	1,000,000	965,575

MCF VIII, Ser 2018-1A, Cl B 4.530%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/30 (A)	3,000,000	2,861,442

Northwoods Capital XV, Ser 2017-15A, Cl C 5.442%, VAR ICE LIBOR USD 3 Month+2.650%, 06/20/29 (A)	1,000,000	984,602

NXT Capital, Ser 2015-1A, Cl E 9.061%, VAR ICE LIBOR USD 3 Month+6.300%, 04/21/27 (A)	1,500,000	1,384,317

NXT Capital, Ser 2017-1A, Cl C 5.861%, VAR ICE LIBOR USD 3 Month+3.100%, 04/20/29 (A)	1,000,000	995,801

Oaktree, Ser 2014-2A, Cl D 8.011%, VAR ICE LIBOR USD 3 Month+5.250%, 10/20/26 (A)	3,000,000	2,959,650

Octagon Investment Partners XXI, Ser 2014-1A, Cl D 9.214%, VAR ICE LIBOR USD 3 Month+6.600%, 11/14/26 (A)	1,500,000	1,500,000

Description	Face Amount	Value

OZLM Funding IV, Ser 2017-4A, Cl BR 4.961%, VAR ICE LIBOR USD 3 Month+2.200%, 10/22/30 (A)	$2,000,000	$1,935,230

OZLM XVI, Ser 2017-16A, Cl B 5.179%, VAR ICE LIBOR USD 3 Month+2.550%, 05/16/30 (A)	1,000,000	989,302

Parallel, Ser 2017-1A, Cl C 5.211%, VAR ICE LIBOR USD 3 Month+2.450%, 07/20/29 (A)	1,000,000	984,376

Race Point IX, Ser 2017-9A, Cl BR 4.937%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (A)	3,000,000	2,856,024

Race Point IX, Ser 2017-9A, Cl DR 9.687%, VAR ICE LIBOR USD 3 Month+6.900%, 10/15/30 (A)	2,000,000	1,924,706

Sudbury Mill, Ser 2013-1A, Cl E 7.523%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (A)	4,700,000	4,366,436

TCI-Symphony, Ser 2018-1A, Cl BR 4.447%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/29 (A)	2,000,000	1,981,960

Thayer Park, Ser 2017-1A, Cl D 8.861%, VAR ICE LIBOR USD 3 Month+6.100%, 04/20/29 (A)	1,000,000	971,274

Zais, Ser 2017-1A, Cl C 5.587%, VAR ICE LIBOR USD 3 Month+2.800%, 07/15/29 (A)	1,000,000	992,568

Total Collateralized Loan Obligations (Cost $64,564,223)		63,462,987

CORPORATE OBLIGATIONS — 28.4%

Communication Services — 2.2%

AT&T 4.300%, 02/15/30	2,639,000	2,614,924

Frontier Communications 7.125%, 03/15/19	2,000,000	1,970,000

		4,584,924

Consumer Discretionary — 6.0%

Advance Auto Parts 4.500%, 12/01/23	1,000,000	1,024,463

Dillard’s 7.000%, 12/01/28	500,000	511,789

Expedia 3.800%, 02/15/28	2,000,000	1,885,487

Fresenius Medical Care US Finance II 4.750%, 10/15/24 (A)	400,000	406,540

GameStop 5.500%, 10/01/19 (A)	460,000	458,850

Guanay Finance 6.000%, 12/15/20 (A)	218,013	218,558

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount	Value

INVISTA Finance 4.250%, 10/15/19 (A)	$3,260,000	$3,260,000

Jaguar Land Rover Automotive 4.500%, 10/01/27 (A)	2,000,000	1,480,000

L Brands 6.950%, 03/01/33	1,367,000	1,100,435

Neiman Marcus Group 8.000%, 10/15/21 (A)	450,000	203,625

Under Armour 3.250%, 06/15/26	2,000,000	1,769,851

		12,319,598

Energy — 3.9%

Cimarex Energy 4.375%, 06/01/24	1,000,000	1,013,759

Halliburton 7.450%, 09/15/39	572,000	753,110

Lloyds Banking Group 4.500%, 11/04/24	500,000	489,646

Murphy Oil 6.875%, 08/15/24	2,000,000	2,099,455
5.750%, 08/15/25	1,000,000	1,003,601

ONEOK 7.500%, 09/01/23	1,704,000	1,931,919

PHI 5.250%, 03/15/19	1,000,000	687,500

		7,978,990

Financials — 4.2%

Barclays 4.375%, 09/11/24	1,500,000	1,469,477

Credit Acceptance 6.125%, 02/15/21	1,100,000	1,102,750

Credit Suisse Group 4.282%, 01/09/28 (A)	500,000	492,666

Credit Suisse Group Funding Guernsey 3.750%, 03/26/25	1,000,000	976,086

Deutsche Bank MTN 4.296%, VAR USD Swap Semi 30/360 5 Year Curr+2.248%, 05/24/28	500,000	443,968

HSBC Holdings 6.500%, 09/15/37	1,500,000	1,786,369

Jefferies Finance 7.375%, 04/01/20 (A)	1,000,000	1,002,500

UBS 5.125%, 05/15/24	1,500,000	1,517,298

		8,791,114

Health Care — 0.7%

Express Scripts Holding 3.400%, 03/01/27	1,500,000	1,444,363

Description	Face Amount	Value

Industrials — 4.3%

General Electric MTN 3.100%, 01/09/23	$1,500,000	$1,461,239

Great Lakes Dredge & Dock 8.000%, 05/15/22	2,010,000	2,070,300

MAI Holdings 9.500%, 06/01/23	1,000,000	945,000

Masco 7.750%, 08/01/29	770,000	915,165

Zachry Holdings 7.500%, 02/01/20 (A)	3,431,000	3,409,556

		8,801,260

Information Technology — 3.3%

Avnet 4.625%, 04/15/26	1,000,000	983,984

DynCorp International 11.875% cash/1.500% PIK, 11/30/20 (B)	1,422,150	1,461,259

Keysight Technologies 4.600%, 04/06/27	1,000,000	1,009,756

Motorola Solutions 7.500%, 05/15/25	2,080,000	2,344,677

VeriSign 4.750%, 07/15/27	1,000,000	996,000

		6,795,676

Materials — 3.8%

Chemours 6.625%, 05/15/23	1,000,000	1,033,750
5.375%, 05/15/27	1,000,000	960,000

Georgia-Pacific 7.750%, 11/15/29	2,221,000	2,969,231

NOVA Chemicals 4.875%, 06/01/24 (A)	1,000,000	950,000

Vale Overseas 6.250%, 08/10/26	1,000,000	1,066,250

WestRock 3.375%, 09/15/27 (A)	1,000,000	927,859

		7,907,090

Total Corporate Obligations (Cost $60,162,075)		58,623,015

MORTGAGE-BACKED SECURITIES — 4.0%

Commercial Mortgage-Backed Obligation — 4.0%

A10 Securitization, Ser 2013-1, Cl D 7.070%, 03/15/35 (A)	1,500,000	1,472,752

Commercial Mortgage Trust, Ser 2014-UBS6, Cl C 4.465%, 12/10/47 (C)	1,000,000	981,991

Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D 5.803%, 02/15/41 (A) (C)	574,649	35,628

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST CREDIT FUND

Description	Face Amount/ Shares	Value

FREMF Mortgage Trust, Ser 2016-K54, Cl C 4.051%, 04/25/48 (A) (C)	$1,000,000	$966,727

FREMF Mortgage Trust, Ser 2016-K722, Cl B 3.836%, 07/25/49 (A) (C)	1,500,000	1,526,342

FREMF Mortgage Trust, Ser 2017-K70, Cl B 3.803%, 12/25/49 (A) (C)	2,000,000	1,931,617

FREMF Mortgage Trust, Ser 2017-K71, Cl B 3.753%, 11/25/50 (A) (C)	1,250,000	1,203,189

JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E 6.545%, 04/15/35 (A) (C)	52,082	20,785

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM 5.464%, 01/15/49 (C)	219,328	219,441

Total Mortgage-Backed Securities (Cost $8,700,057)		8,358,472

COMMON STOCK — 0.1%

Erickson (D)	3,761	157,962

Total Common Stock (Cost $1,829,567)		157,962

REPURCHASE AGREEMENT (E) — 2.9%

KGS Alpha Overnight* 2.620%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $6,000,437 (collateralized by various FNMA/GNMA obligations, par value $100,000 - $3,752,957, 1.301% - 5.500%, 01/25/43 - 05/20/68, with total market value of $6,123,935)	$6,000,000	6,000,000

Total Repurchase Agreement (Cost $6,000,000)		6,000,000

Total Investments — 97.9% (Cost $207,201,070)		$202,358,916

Percentages are based on Net Assets of $206,602,423.

*	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2019 was $136,733,589 and represents 66.2% of Net Assets.

(B)	Distributions are paid-in-kind.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Tri-Party Repurchase Agreement.

Cl — Class

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PIK — Payment-in-Kind

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate Security

The following is a list of the level of inputs used as of January 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$65,756,480	$—	$65,756,480
Collateralized Loan Obligations	—	63,462,987	—	63,462,987
Corporate Obligations	—	58,623,015	—	58,623,015
Mortgage-Backed Securities	—	8,358,472	—	8,358,472
Common Stock	—	—	157,962	157,962
Repurchase Agreement	—	6,000,000	—	6,000,000

Total Investments in Securities	$—	$202,200,954	$157,962	$202,358,916

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended January 31, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 45.7%

Automotive — 20.1%

Ally Auto Receivables Trust, Ser 2018-1, Cl A3 2.350%, 06/15/22	$1,500,000	$1,490,481

American Credit Acceptance Receivables Trust, Ser 2016-4, Cl C 2.910%, 02/13/23 (A)	4,780,210	4,772,809

American Credit Acceptance Receivables Trust, Ser 2017-2, Cl C 2.860%, 06/12/23 (A)	989,576	987,536

California Republic Auto Receivables Trust, Ser 2016-1, Cl C 4.560%, 12/15/22	1,000,000	1,002,263

CarMax Auto Owner Trust, Ser 2015-3, Cl C 2.680%, 06/15/21	1,000,000	996,791

CPS Auto Receivables Trust, Ser 2015-C, Cl D 4.630%, 08/16/21 (A)	4,000,000	4,049,141

CPS Auto Receivables Trust, Ser 2018-D, Cl D 4.340%, 09/16/24 (A)	1,500,000	1,515,222

Drive Auto Receivables Trust, Ser 2015-DA, Cl D 4.590%, 01/17/23 (A)	1,500,000	1,508,573

DT Auto Owner Trust, Ser 2016-1A, Cl D 4.660%, 12/15/22 (A)	1,867,513	1,884,124

First Investors Auto Owner Trust, Ser 2017-1A, Cl D 3.600%, 04/17/23 (A)	5,000,000	4,999,527

Description	Face Amount	Value

Flagship Credit Auto Trust, Ser 2016-4, Cl C 2.710%, 11/15/22 (A)	$99,000	$98,385

Flagship Credit Auto Trust, Ser 2018-4, Cl D 4.330%, 12/16/24 (A)	4,935,000	4,984,923

Ford Credit Auto Lease Trust, Ser 2018-B, Cl A4 3.300%, 02/15/22	1,500,000	1,507,915

GM Financial Automobile Leasing Trust, Ser 2018-1, Cl A4 2.680%, 12/20/21	2,000,000	1,990,564

GM Financial Consumer Automobile Receivables Trust, Ser 2017-1A, Cl A3 1.780%, 10/18/21 (A)	1,448,874	1,438,046

GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl B 2.570%, 07/17/23	1,240,000	1,226,892

Hertz Fleet Lease Funding, Ser 2016-1, Cl C 5.016%, VAR ICE LIBOR USD 1 Month+2.500%, 04/10/30 (A)	2,000,000	2,013,924

Hertz Vehicle Financing, Ser 2018-2A, Cl A 3.650%, 06/27/22 (A)	3,000,000	3,012,985

NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2 3.220%, 02/15/23 (A)	1,500,000	1,500,050

Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A4 1.540%, 10/17/22	1,000,000	983,701

Nissan Auto Receivables Owner Trust, Ser 2017-C, Cl A3 2.120%, 04/18/22	3,500,000	3,465,805

OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl B 3.710%, 04/14/25 (A)	3,750,000	3,785,629

OSCAR US Funding Trust IX, Ser 2018-2A, Cl A3 3.390%, 09/12/22 (A)	1,250,000	1,254,804

OSCAR US Funding Trust VI, Ser 2017-1A, Cl A3 2.820%, 06/10/21 (A)	700,000	698,346

OSCAR US Funding Trust VII, Ser 2017-2A, Cl A3 2.450%, 12/10/21 (A)	1,250,000	1,238,350

Santander Drive Auto Receivables Trust, Ser 2018-3, Cl B 3.290%, 10/17/22	2,250,000	2,253,007

Toyota Auto Receivables Owner Trust, Ser 2017-B, Cl A4 2.050%, 09/15/22	1,000,000	986,502

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value

United Auto Credit Securitization Trust, Ser 2018-2, Cl B 3.560%, 08/10/22 (A)	$2,150,000	$2,155,137

Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D 3.460%, 10/17/22 (A)	2,000,000	1,997,441

World Omni Auto Receivables Trust, Ser 2018-B, Cl B 3.170%, 01/15/25	1,520,000	1,518,074

World Omni Auto Receivables Trust, Ser 2018-C, Cl A3 3.130%, 11/15/23	3,000,000	3,019,573

		64,336,520

Credit Cards — 16.3%

Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7 3.019%, VAR ICE LIBOR USD 1 Month+0.510%, 09/16/24	2,500,000	2,512,969

Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2 2.919%, VAR ICE LIBOR USD 1 Month+0.410%, 01/15/25	5,000,000	5,006,244

Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5 3.089%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/27	9,500,000	9,515,190

Chase Issuance Trust, Ser 2017-A1, Cl A 2.809%, VAR ICE LIBOR USD 1 Month+0.300%, 01/15/22	4,000,000	4,003,569

Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5 3.126%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/26	7,000,000	7,027,086

Discover Card Execution Note Trust, Ser 2017-A7, Cl A7 2.869%, VAR ICE LIBOR USD 1 Month+0.360%, 04/15/25	5,000,000	4,994,508

Golden Credit Card Trust, Ser 2014-2A, Cl A 2.959%, VAR ICE LIBOR USD 1 Month+0.450%, 03/15/21 (A)	3,000,000	3,000,857

Golden Credit Card Trust, Ser 2019-1A, Cl A 2.950%, VAR ICE LIBOR USD 1 Month+0.450%, 12/15/22 (A)	5,000,000	5,004,690

Master Credit Card Trust, Ser 2019-1A, Cl A 3.104%, VAR ICE LIBOR USD 1 Month+0.480%, 07/21/22 (A)	3,000,000	3,000,198

Synchrony Card Issuance Trust, Ser 2018-A1, Cl A 3.380%, 09/15/24	3,100,000	3,137,193

Description	Face Amount	Value

Trillium Credit Card Trust II, Ser 2019-1A, Cl A 2.512%, 01/26/24	$5,000,000	$5,000,000

		52,202,504

Other Asset-Backed Securities — 4.6%

Mosaic Solar Loans, Ser 2017-1A, Cl A 4.450%, 06/20/42 (A)	563,946	569,074

SCF Equipment Leasing, Ser 2017-1A, Cl A 3.770%, 01/20/23 (A)	812,128	814,444

Sofi Consumer Loan Program, Ser 2017-5, Cl A2 2.780%, 09/25/26 (A)	2,000,000	1,980,353

TAL Advantage V, Ser 2013-1A, Cl B 3.960%, 02/22/38 (A)	1,633,333	1,625,003

Triton Container Finance V, Ser 2018-1A, Cl A 3.950%, 03/20/43 (A)	458,333	458,800

Vantage Data Centers Issuer, Ser 2018-2A, Cl A2 4.196%, 11/16/43 (A)	3,993,333	3,993,333

Volvo Financial Equipment, Ser 2018-1A, Cl A4 2.760%, 10/17/22 (A)	4,500,000	4,473,319

Westgate Resorts, Ser 2017-1A, Cl B 4.050%, 12/20/30 (A)	892,860	890,042

		14,804,368

Student Loan — 4.7%

AccessLex Institute, Ser 2002-A, Cl A2 1.970%, 09/25/37 (B)	700,000	694,697

Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1 2.550%, 05/25/41 (A)	2,665,251	2,586,050

Nelnet Student Loan Trust, Ser 2012-6A, Cl B 4.010%, VAR ICE LIBOR USD 1 Month+1.500%, 08/26/52 (A)	3,000,000	2,889,389

Nelnet Student Loan Trust, Ser 2013-3A, Cl B 4.010%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (A)	4,000,000	3,952,338

Nelnet Student Loan Trust, Ser 2015-3A, Cl B 4.010%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/54 (A)	3,000,000	2,944,279

SLM Student Loan Trust, Ser 2013-2, Cl B 4.010%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/43	2,000,000	2,006,329

		15,073,082

Total Asset-Backed Securities (Cost $145,141,888)		146,416,474

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 33.7%

U.S. Treasury Bill 2.052%, 02/28/19 (C)	$5,000,000	$4,991,137

U.S. Treasury Notes 2.250%, 02/29/20	940,000	937,062
1.625%, 07/31/20	10,000,000	9,869,922
1.500%, 11/30/19 to 05/31/20	28,000,000	27,737,110
1.375%, 02/15/20	20,000,000	19,759,375
1.250%, 05/31/19	20,385,000	20,305,371
1.125%, 06/30/21 to 07/31/21	25,000,000	24,230,664

Total U.S. Treasury Obligations (Cost $109,265,970)		107,830,641

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.5%

FFCB 1.950%, 03/14/22	3,000,000	2,943,873
1.875%, 08/16/21	5,000,000	4,903,525

FHLB 2.050%, 12/06/21	2,000,000	1,967,898

FHLMC 2.500%, 3.00%, 12/27/19, 12/27/22 (E)	10,000,000	9,977,830
2.125%, 01/26/22	500,000	494,153
2.020%, 09/29/22	5,000,000	4,909,640

Tennessee Valley Authority 3.875%, 02/15/21	5,000,000	5,128,290

Total U.S. Government Agency Obligations (Cost $30,677,322)		30,325,209

CORPORATE OBLIGATIONS — 5.6%

Consumer Discretionary — 0.3%

Volkswagen Group of America Finance 2.125%, 05/23/19 (A)	1,000,000	996,978

Energy — 1.0%

BP AMI Leasing 5.523%, 05/08/19 (A)	3,000,000	3,015,697

Financials — 2.5%

Bank of America MTN 4.523%, VAR CPI YOY+2.000%, 01/14/21	1,000,000	996,250

Danske Bank MTN 2.800%, 03/10/21 (A)	3,000,000	2,921,241

JPMorgan Chase MTN 3.177%, VAR CPI YOY+1.000%, 08/17/22	1,250,000	1,201,625

Morgan Stanley MTN 4.523%, VAR CPI YOY+2.000%, 12/15/19	1,000,000	1,005,000

Royal Bank of Canada MTN 2.750%, 02/01/22	2,000,000	1,990,301

		8,114,417

Description	Face Amount/ Shares	Value

Information Technology — 0.6%

Microsoft 1.850%, 02/06/20	$2,000,000	$1,985,272

Real Estate — 0.3%

American Tower 3.400%, 02/15/19	1,000,000	999,958

Sovereign — 0.9%

Kreditanstalt fuer Wiederaufbau 2.375%, 12/29/22	3,000,000	2,977,915

Total Corporate Obligations (Cost $18,133,698)		18,090,237

MORTGAGE-BACKED SECURITIES — 2.0%

Agency Mortgage-Backed Obligation — 1.5%

FHLMC 4.223%, VAR ICE LIBOR USD 6 Month+1.590%, 02/01/37	583,080	598,220

FHLMC REMIC, Ser 2010-3747, Cl UF 2.989%, VAR LIBOR USD 1 Month+0.480%, 10/15/40	2,563,045	2,581,880

FNMA REMIC, Ser 2011-84, Cl F 2.860%, VAR LIBOR USD 1 Month+0.350%, 01/25/40	1,467,013	1,473,444

GNMA, Ser 2010-80, Cl F 2.903%, VAR LIBOR USD 1 Month+0.400%, 04/20/40	264,183	265,152

		4,918,696

Commercial Mortgage-Backed Obligation — 0.5%

WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D 5.080%, VAR LIBOR USD 1 Month+2.571%, 11/15/29 (A)	1,606,854	1,596,886

Total Mortgage-Backed Securities (Cost $6,479,105)		6,515,582

CASH EQUIVALENT — 0.0%

Federated Government Obligations Fund, Cl I, 2.270%* (Cost $60,109)	60,109	60,109

REPURCHASE AGREEMENTS (D) — 4.7%

KGS-Alpha Capital Markets** 2.600%, dated 01/14/19, to be repurchased on 02/14/19, repurchase price $5,011,194 (collateralized by various FMAC/FNMA/GNMA obligations, par value $123 - $44,873,283, 0.120% - 12.613%, 03/15/21 - 05/20/67, with total market value of $5,437,190)	$5,000,000	5,000,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST LOW DURATION BOND FUND

Description	Face Amount	Value

KGS-Alpha Capital Markets** 2.5700%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $10,000,714 (collateralized by various FMAC/FNMA/GNMA obligations, par value $1,000 - $91,000,000, 0.009% - 5.000%, 01/01/31 - 11/20/68, with total market value of $10,272,712)	$10,000,000	$10,000,000

Total Repurchase Agreements (Cost $15,000,000)		15,000,000

Total Investments — 101.2% (Cost $324,758,092)		$324,238,252

Percentages are based on Net Assets of $320,465,605.

*	Rate shown is the 7-day effective yield as of January 31, 2019.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at January 31, 2019 was $90,607,923 and represents 28.3% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(D)	Tri-Party Repurchase Agreement.
(E)	Step Bond — Represents the current rate, the step rate, the step date and the final maturity date.

Cl — Class

CPI YOY — Consumer Price Index Year Over Year

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the level of inputs used as of January 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$146,416,474	$—	$146,416,474
U.S. Treasury Obligations	107,830,641	—	—	107,830,641
U.S. Government Agency Obligations	—	30,325,209	—	30,325,209
Corporate Obligations	—	18,090,237	—	18,090,237
Mortgage-Backed Securities	—	6,515,582	—	6,515,582
Cash Equivalent	60,109	—	—	60,109
Repurchase Agreements	—	15,000,000	—	15,000,000

Total Investments in Securities	$107,890,750	$216,347,502	$—	$324,238,252

For the period ended January 31, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2019, there have been no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 98.1%

Alabama — 1.3%

Alabama State, Ser B, GO 3.000%, 11/01/21	$2,000,000	$2,068,240

Arizona — 2.2%

Maricopa County, Unified School District No. 41 Gilbert, GO 4.000%, 07/01/19	1,150,000	1,160,833

Pima County, Street and Highway Revenue Authority, RB 3.000%, 07/01/19	1,190,000	1,196,497

University of Arizona, Ser B, RB 4.000%, 06/01/25	1,000,000	1,119,510

		3,476,840

California — 2.2%

California State, Municipal Finance Authority, Ser A, RB 5.000%, 03/01/25	1,835,000	1,833,972

California State, School Finance Authority, RB Callable 02/01/24 @ 100 5.350%, 08/01/24	525,000	544,037

Golden State, Tobacco Securitization, Ser A, RB 4.000%, 06/01/21	1,000,000	1,050,560

		3,428,569

Colorado — 1.5%

El Paso County, School District No. 49 Falcon, Ser A, COP 5.000%, 12/15/24	525,000	609,835
5.000%, 12/15/25	460,000	542,271

Description	Face Amount	Value

El Paso County, School District No. 49 Falcon, Ser B, COP 5.000%, 12/15/23	$250,000	$284,590
5.000%, 12/15/24	300,000	348,477
5.000%, 12/15/26	500,000	595,805

		2,380,978

Connecticut — 1.4%

Connecticut State, Ser B, GO Callable 06/15/25 @ 100 5.000%, 06/15/29	2,000,000	2,226,420

District of Columbia — 0.8%

District of Columbia, RB 4.000%, 10/01/20	305,000	306,906
4.000%, 10/01/22	895,000	901,220

		1,208,126

Florida — 1.3%

Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,083,620

Idaho — 0.3%

Idaho State, Housing & Finance Association, RB 4.000%, 07/01/26	500,000	511,255

Illinois — 6.7%

Chicago, O’Hare International Airport, Ser B, RB Pre-Refunded @ 100 5.500%, 01/01/21(A)	1,030,000	1,103,779

Illinois State, GO 5.000%, 07/01/19	500,000	505,420

Illinois State, GO, AGM Callable 03/04/19 @ 100 5.000%, 04/01/19	1,000,000	1,002,580

Illinois State, Ser A, GO 5.000%, 12/01/19	3,400,000	3,473,644

Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM 4.000%, 01/30/25	760,000	821,286

Railsplitter, Tobacco Settlement Authority, RB 5.250%, 06/01/20	2,410,000	2,505,725

Southern Illinois University, Ser A, RB, NATL 5.250%, 04/01/21	1,000,000	1,055,450

		10,467,884

Iowa — 0.6%

Hardin County, GO 2.500%, 06/01/19	925,000	926,915

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

Kansas — 1.9%

Geary County, GO 5.000%, 09/01/24	$1,240,000	$1,409,347
5.000%, 09/01/25	1,300,000	1,500,161

		2,909,508

Louisiana — 1.5%

Louisiana State, Ser D, GO Callable 09/01/26 @ 100 5.000%, 09/01/29	2,000,000	2,347,580

Massachusetts — 0.7%

Fall River, GO 2.000%, 12/01/24	1,015,000	1,011,113

Michigan — 1.4%

Taylor, Brownfield Redevelopment Authority, RB, NATL Callable 05/01/24 @ 100 4.000%, 05/01/28	1,175,000	1,212,530

Taylor, Tax Increment Finance Authority, Ser A, TA, AGM 3.000%, 05/01/19	1,025,000	1,027,429

		2,239,959

Minnesota — 0.4%

Minnesota State, Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100 2.600%, 09/01/42	659,304	633,921

Missouri — 1.1%

Saint Louis, Municipal Finance, RB, AGM 5.000%, 07/15/22	1,575,000	1,732,169

New Hampshire — 0.8%

Grafton County, GO 3.000%, 07/01/22	1,140,000	1,181,564

New Mexico — 1.4%

New Mexico State, Severance Tax Permanent Fund, Ser B, RB 4.000%, 07/01/23	2,000,000	2,181,180

New York — 3.1%

Dunkirk City, School District, RB, AGM 4.000%, 06/15/21	550,000	577,742
4.000%, 06/15/22	835,000	893,275

New York City, Ser D, GO Callable 02/01/23 @ 100 5.000%, 08/01/27	2,400,000	2,669,040

Niagara County, Tobacco Asset Securitization, RB 5.000%, 05/15/20	350,000	360,724
5.000%, 05/15/21	300,000	315,219

		4,816,000

Description	Face Amount	Value

Ohio — 0.7%

Ohio State, Ser A, GO Callable 08/01/21 @ 100 5.000%, 02/01/31	$1,000,000	$1,075,850

Oklahoma — 1.8%

Oklahoma State, Housing Finance Agency, RB, GNMA Callable 03/01/23 @ 100 3.750%, 03/01/44	571,523	582,170

University of Oklahoma, Ser C, RB Callable 07/01/25 @ 100 5.000%, 07/01/35	2,000,000	2,270,100

		2,852,270

Puerto Rico — 1.4%

Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB 2.550%, 07/01/25(B)(C)	2,000,000	1,167,500

Commonwealth of Puerto Rico, Ser A, GO 5.500%, 07/01/18(C)	1,825,000	1,024,281

		2,191,781

Rhode Island — 1.2%

Rhode Island State, Ser A, GO Callable 05/01/27 @ 100 3.000%, 05/01/33	2,000,000	1,934,420

South Carolina — 2.4%

Hilton Head Island, Ser C, GO Callable 03/01/26 @ 100 2.250%, 03/01/33	530,000	463,284
2.125%, 03/01/32	520,000	456,243
2.000%, 03/01/30	495,000	448,376
2.000%, 03/01/31	5,000	4,421

South Carolina State, Ser F, GO Callable 06/01/26 @ 100 2.000%, 06/01/27	2,380,000	2,342,158

		3,714,482

Tennessee — 2.5%

Memphis, Ser A, GO 2.000%, 04/01/19	2,000,000	2,001,220

Memphis-Shelby County, Sports Authority, Ser A, RB Callable 11/01/19 @ 100 5.000%, 11/01/22	1,800,000	1,841,256

		3,842,476

Texas — 51.3%

Alamo, Community College District, Ser A, RB 3.000%, 11/01/19	2,000,000	2,019,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

Andrews County, Hospital District, GO 2.750%, 03/15/20	$1,250,000	$1,261,637

Andrews County, Hospital District, GO, AGM 2.500%, 03/15/19	1,215,000	1,215,984

Bexar County, GO Callable 06/15/26 @ 100 3.000%, 06/15/41	2,000,000	1,751,220

Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB 5.125%, 04/01/20	685,000	707,132

Central Texas, Turnpike System, Ser C, RB 5.000%, 08/15/24	750,000	845,115

Clifton, Higher Education Finance, Idea Public Schools Project, RB 4.800%, 08/15/21 (D)	315,000	325,776

Clifton, Higher Education Finance, RB, PSF-GTD 5.000%, 08/15/24	1,185,000	1,367,561

Clifton, Higher Education Finance, RB, PSF-GTD Callable 08/15/24 @ 100 5.000%, 08/15/25	700,000	801,535

Clifton, Higher Education Finance, Ser A, RB 3.375%, 12/01/24	1,490,000	1,468,619

Clifton, Higher Education Finance, Ser B, RB 5.000%, 08/15/25	460,000	524,727
4.000%, 08/15/22	525,000	554,363
4.000%, 08/15/23	500,000	532,155

College Station, GO 4.000%, 02/15/19	1,000,000	1,000,750

Dallas Area, Rapid Transit, Ser A, RB 5.000%, 12/01/22	1,000,000	1,118,530

Dallas County, Community College District, GO 5.000%, 02/15/19	2,000,000	2,002,060

Dallas/Fort Worth, International Airport, Ser B, RB 5.000%, 11/01/19	1,000,000	1,024,120

Dallas/Fort Worth, International Airport, Ser F, RB Callable 11/01/23 @ 100 5.250%, 11/01/30	2,000,000	2,256,820

Denton City, GO Callable 02/15/26 @ 100 3.000%, 02/15/29	1,845,000	1,895,719
3.000%, 02/15/30	1,855,000	1,883,270

Denton County, GO 4.000%, 07/15/25	1,000,000	1,121,690

Description	Face Amount	Value

Downtown Redevelopment Authority, TA, BAM 5.000%, 09/01/25	$1,000,000	$1,148,080

Downtown Redevelopment Authority, TA, BAM Callable 09/01/25 @ 100 5.000%, 09/01/29	1,000,000	1,155,280

El Paso City, GO Pre-Refunded @ 100 5.500%, 08/15/19 (A)	1,000,000	1,020,410

El Paso County, Hospital District, GO 5.000%, 08/15/25	3,070,000	3,488,165

Georgetown, Utility System Revenue, RB Callable 08/15/26 @ 100 4.000%, 08/15/29	1,000,000	1,093,750

Grand Prairie, Independent School District, Ser B, GO Callable 08/15/26 @ 100 3.000%, 02/15/29	2,000,000	2,037,880

Greenville, Electric Utility System, RB Callable 03/04/19 @ 100 5.000%, 02/15/20	1,000,000	1,002,680

Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB Callable 10/01/19 @ 100 5.500%, 10/01/39	1,000,000	1,019,500

Houston, Higher Education Finance, Ser A, RB, PSF-GTD 4.000%, 02/15/22	1,005,000	1,065,340

Houston, Independent School District, GO, PSF-GTD Callable 02/15/27 @ 100 5.000%, 02/15/28	1,000,000	1,201,000

Irving, Hotel Occupancy Project, GO Pre-Refunded @ 100 5.000%, 02/15/19 (A)	1,000,000	1,001,070

Kaufman County, GO, AGM 3.000%, 02/15/22	1,000,000	1,024,810

La Vernia, Higher Education Finance, Ser A, RB 4.200%, 08/15/25	675,000	677,673

La Vernia, Higher Education Finance, Ser A, RB Callable 08/15/24 @ 100 5.250%, 08/15/35	3,435,000	3,517,612

Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,597,225

Love Field, Airport Modernization, AMT, RB 5.000%, 11/01/22	1,000,000	1,102,280

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

Description	Face Amount	Value

New Hope, Cultural Education Facilities, RB 5.000%, 04/01/21	$355,000	$365,291
4.000%, 04/01/19	200,000	200,196
4.000%, 04/01/20	210,000	211,222

North Harris County, Regional Water Authority, RB 3.000%, 12/15/20	1,000,000	1,022,260

Polk County, GO, AGM 3.000%, 08/15/19	1,000,000	1,007,100

San Antonio, Education Facilities, RB Callable 06/01/23 @ 100 5.000%, 06/01/25	1,200,000	1,351,068

San Antonio, GO 5.000%, 02/01/22	1,000,000	1,095,550

San Antonio, Public Facilities, RB Callable 09/15/22 @ 100 5.000%, 09/15/26	2,000,000	2,201,520

Seminole, Hospital District, GO Callable 02/15/26 @ 100 4.000%, 02/15/31	545,000	559,110

Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,158,640

Texas State, College Student Loan, GO Callable 08/01/20 @ 100 5.000%, 08/01/21	1,000,000	1,048,700
4.625%, 08/01/30	1,200,000	1,215,564

Texas State, Highway Improvement, GO 5.000%, 04/01/22	2,500,000	2,749,350

Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.625%, 05/01/21	1,440,000	1,531,930
5.375%, 05/01/20	1,365,000	1,409,909
5.250%, 05/01/19	1,300,000	1,308,255

Texas State, Public Finance Authority, New Frontiers School, Ser A, RB Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,131,735

Texas State, Public Finance Authority, RB, BAM 5.000%, 11/01/21	1,400,000	1,504,342

Texas State, RB 4.000%, 08/29/19	8,000,000	8,106,160

Texas State, University System, Ser A, RB 5.000%, 03/15/21	1,000,000	1,067,350

		80,076,590

Description	Face Amount/ Shares	Value

Utah — 0.7%

Utah State, GO 5.000%, 07/01/19	$1,000,000	$1,013,640

Virginia — 4.2%

Fairfax County, Sewer Authority, RB Pre-Refunded @ 100 4.000%, 07/15/19 (A)	1,500,000	1,516,095

Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB 2.150%, 04/01/21	3,000,000	3,014,490

Virginia Commonwealth, Transportation Board, RB 4.000%, 03/15/19	2,000,000	2,005,480

		6,536,065

Wisconsin — 1.3%

Green Bay City, Ser A, GO Callable 04/01/26 @ 100 3.125%, 04/01/35	500,000	486,035

Oshkosh City, Ser H, GO Callable 08/01/24 @ 100 2.375%, 08/01/30	585,000	552,094

Wisconsin State, Ser B, GO Pre-Refunded @ 100 4.500%, 05/01/21(A)	1,000,000	1,060,620

		2,098,749

Total Municipal Bonds (Cost $153,610,197)		153,168,164

CASH EQUIVALENT — 1.3%

Federated Government Obligations Fund, Cl I, 2.270%* (Cost $2,040,225)	2,040,225	2,040,225

Total Investments — 99.4% (Cost $155,650,422)		$155,208,389

Percentages are based on Net Assets of $156,137,597.

*	Rate shown is the 7-day effective yield as of January 31, 2019.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(C)	Security in default on interest payments.
(D)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

FROST MUNICIPAL BOND FUND

The following is a list of the level of inputs used as of January 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$153,168,164	$—	$153,168,164
Cash Equivalent	2,040,225	—	—	2,040,225

Total Investments in Securities	$2,040,225	$153,168,164	$—	$155,208,389

For the period ended January 31, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2019, there have been no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the notes to Financial Statements.

Amounts designated at “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Growth Equity Fund	Value Equity Fund	Mid Cap Equity Fund

Assets:
Investments at Value	$295,476,367	$54,283,956	$6,199,258
Receivable for Investment Securities Sold	—	182,371	—
Receivable for Capital Shares Sold	571,742	12,714	—
Dividends and Interest Receivable	106,987	51,797	1,709
Prepaid Expenses	23,184	13,500	22,678

Total Assets	296,178,280	54,544,338	6,223,645

Liabilities:
Payable for Investment Securities Purchased	1,317,416	—	—
Payable for Capital Shares Redeemed	153,810	16,254	300
Payable Due to Investment Adviser	117,911	22,864	699
Professional Fees Payable	15,931	14,859	14,508
Payable Due to Administrator	17,220	3,339	376
Transfer Agent Fees Payable	9,592	6,491	5,165
Payable Due to Distributor — Investor Class Shares	8,686	—	161
Payable Due to Trustees	2,222	636	77
Chief Compliance Officer Fees Payable	608	137	—
Other Accrued Expenses	9,233	1,032	1,376

Total Liabilities	1,652,629	65,612	22,662

Net Assets	$294,525,651	$54,478,726	$6,200,983

NET ASSETS:
Paid-in Capital	$156,691,593	$50,638,364	$5,627,193
Total Distributable Earnings	137,834,058	3,840,362	573,790

Net Assets	$294,525,651	$54,478,726	$6,200,983

Institutional Class Shares:
Net Assets	$250,945,847	$48,568,549	$5,529,565
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	20,349,711	6,204,238	808,583
Net Asset Value, Offering and Redemption Price Per Share	$12.33	$7.83	$6.84

Investor Class Shares:
Net Assets	$43,579,804	$5,910,177	$671,418
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,583,961	756,600	100,258
Net Asset Value, Offering and Redemption Price Per Share	$12.16	$7.81	$6.70

Cost of Investments	$173,938,154	$51,546,788	$5,706,531

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9 (U n a u d i t e d)

STATEMENTS OF ASSETS AND LIABILITIES

	Total Return Bond Fund	Credit Fund	Low Duration Bond Fund	Municipal Bond Fund

Assets:
Investments at Value	$3,080,207,078	$196,358,916	$309,238,252	$155,208,389
Repurchase Agreements at Value	75,000,000	6,000,000	15,000,000	—
Receivable for Investment Securities Sold	4,939,568	3,235,550	29,115	—
Receivable for Capital Shares Sold	13,054,535	394,138	728,649	—
Dividends and Interest Receivable	25,799,336	1,625,634	859,476	1,885,395
Prepaid Expenses	65,839	29,077	18,925	13,584

Total Assets	3,199,066,356	207,643,315	325,874,417	157,107,368

Liabilities:
Payable for Investment Securities Purchased	7,649,291	—	5,000,000	—
Payable to Custodian	3,818,322	744,570	—	—
Payable for Capital Shares Redeemed	2,708,436	140,617	259,096	895,749
Payable Due to Investment Adviser	926,757	87,399	81,554	33,191
Shareholder Servicing Fees Payable — A Class Shares	423	193	n/a	n/a
Payable Due to Administrator	193,341	12,763	19,850	9,694
Payable Due to Distributor — Investor Class Shares	80,354	2,633	5,399	843
Payable Due to Distributor — A Class Shares	177	58	n/a	n/a
Transfer Agent Fees Payable	70,423	17,713	9,316	7,528
Professional Fee Payable	21,828	11,444	15,610	14,779
Payable Due to Trustees	21,677	1,581	2,352	1,235
Chief Compliance Officer Fees Payable	6,145	398	617	303
Other Accrued Expenses	119,889	21,523	15,018	6,449

Total Liabilities	15,617,063	1,040,892	5,408,812	969,771

Net Assets	$3,183,449,293	$206,602,423	$320,465,605	$156,137,597

NET ASSETS:
Paid-in Capital	$3,258,774,895	$213,393,827	$322,387,067	$156,495,315
Total Distributable Loss	(75,325,602)	(6,791,404)	(1,921,462)	(357,718)

Net Assets	$3,183,449,293	$206,602,423	$320,465,605	$156,137,597

Institutional Class Shares:
Net Assets	$2,769,431,542	$192,962,847	$292,808,744	$151,896,470
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	269,420,213	20,190,318	28,714,760	14,816,985
Net Asset Value, Offering and Redemption Price Per Share	$10.28	$9.56	$10.20	$10.25

Investor Class Shares:
Net Assets	$413,281,931	$13,335,357	$27,656,861	$4,241,127
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	40,223,129	1,397,230	2,711,648	413,676
Net Asset Value, Offering and Redemption Price Per Share	$10.27	$9.54	$10.20	$10.25

A Class Shares:
Net Assets	$735,820	$304,219	n/a	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	71,642	31,888	n/a	n/a
Net Asset Value, Offering and Redemption Price Per Share	$10.27	$9.54	n/a	n/a

Cost of Investments	$3,135,634,357	$201,201,070	$309,758,092	$155,650,422
Cost of Repurchase Agreements	75,000,000	6,000,000	15,000,000	—

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 31, 2 0 1 9 (Unaudited)

STATEMENTS OF OPERATIONS

	Growth Equity Fund	Value Equity Fund	Mid Cap Equity Fund

Investment Income:

Dividend Income	$1,487,677	$1,240,543	$81,163

Foreign Taxes Withheld	(3,478)	—	—

Total Investment Income	1,484,199	1,240,543	81,163

Expenses:

Investment Advisory Fees	767,345	220,455	23,202

Administration Fees	114,775	33,021	3,476

Distribution Fees — Investor Class Shares	55,296	30,566	946

Trustees’ Fees	4,247	1,256	138

Chief Compliance Officer Fees	701	227	52

Transfer Agent Fees	28,854	18,818	14,848

Professional Fees	17,043	14,163	13,056

Registration Fees	21,747	15,812	15,143

Printing Fees	7,932	2,404	324

Custodian Fees	6,231	1,963	2,547

Interest Expense on Borrowings	—	717	519

Insurance and Other Expenses	7,591	2,429	619

Total Expenses	1,031,762	341,831	74,870

Less: Investment Advisory Fees Waived	—	—	(1,875)

Less: Fees Paid Indirectly	(1,039)	(249)	(31)

Net Expenses	1,030,723	341,582	72,964

Net Investment Income	453,476	898,961	8,199

Net Realized Gain from Investments	22,304,708	3,532,965	1,059,310

Net Change in Unrealized Depreciation on Investments	(29,115,767)	(14,534,676)	(1,431,851)

Net Realized and Unrealized Loss on Investments	(6,811,059)	(11,001,711)	(372,541)

Decrease in Net Assets Resulting from Operations	$(6,357,583)	$(10,102,750)	$(364,342)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 31, 2 0 1 9 (Unaudited)

STATEMENTS OF OPERATIONS

	Total Return Bond Fund	Credit Fund	Low Duration Bond Fund	Municipal Bond Fund

Investment Income:

Interest Income	$61,444,341	$4,432,520	$3,985,170	$2,285,243

Dividend Income	21,609	6,181	8,628	71,006

Total Investment Income	61,465,950	4,438,701	3,993,798	2,356,249

Expenses:

Investment Advisory Fees	5,136,718	533,406	476,870	291,165

Administration Fees	1,096,470	79,365	118,806	62,198

Shareholder Servicing fees — A Class Shares	412	176	n/a	n/a

Distribution Fees — Investor Class Shares	492,969	17,370	35,690	5,256

Distribution Fees — A Class Shares	686	294	n/a	n/a

Trustees’ Fees	38,721	2,870	4,253	2,269

Chief Compliance Officer Fees	6,168	483	703	388

Transfer Agent Fees	250,550	36,552	28,363	21,871

Registration Fees	85,028	27,057	21,729	15,960

Professional Fees	71,669	27,288	18,711	16,870

Printing Fees	78,329	5,343	7,762	3,968

Custodian Fees	57,711	4,131	6,295	6,051

Insurance and Other Expenses	138,035	38,493	13,897	13,842

Total Expenses	7,453,466	772,828	733,079	439,838

Less: Investment Advisory Fees Waived	—	—	—	(83,190)

Less: Fees Paid Indirectly	(33,980)	(1,171)	(1,020)	(116)

Net Expenses	7,419,486	771,657	732,059	356,532

Net Investment Income	54,046,464	3,667,044	3,261,739	1,999,717

Net Realized Gain (Loss) from Investments	(11,743,570)	199,141	(18,999)	(94,568)

Net Change in Unrealized Appreciation (Depreciation) on Investments	12,909,828	(2,389,693)	1,751,318	903,979

Net Realized and Unrealized Gain (Loss) on Investments	1,166,258	(2,190,552)	1,732,319	809,411

Increase in Net Assets Resulting from Operations	$55,212,722	$1,476,492	$4,994,058	$2,809,128

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Equity Fund
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations:
Net Investment Income	$453,476	$664,368
Net Realized Gain on Investments	22,304,708	33,368,761
Net Change in Unrealized Appreciation (Depreciation) on Investments	(29,115,767)	32,239,079

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,357,583)	66,272,208

Distributions:(1)
Institutional Class Shares	(34,131,973)	(58,987,587)
Investor Class Shares	(5,586,562)	(9,643,250)

Total Distributions	(39,718,535)	(68,630,837)

Capital Share Transactions:
Institutional Class Shares:
Issued	22,994,377	41,210,427
Reinvestment of Dividends	15,323,192	20,367,190
Redeemed	(20,192,700)	(38,492,242)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	18,124,869	23,085,375

Investor Class Shares:
Issued	940,710	3,402,574
Reinvestment of Dividends	5,463,581	6,947,111
Redeemed	(2,701,992)	(4,264,191)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	3,702,299	6,085,494

Net Increase (Decrease) in Net Assets from Capital Share Transactions	21,827,168	29,170,869

Total Increase (Decrease) in Net Assets	(24,248,950)	26,812,240

Net assets:
Beginning of Period	318,774,601	291,962,361

End of Period(2)	$294,525,651	$318,774,601

Share Transactions:
Institutional Class Shares:
Issued	1,752,156	2,952,620
Reinvestment of Dividends	1,321,795	1,596,207
Redeemed	(1,534,246)	(2,715,465)

Total Increase (Decrease) in Institutional Class Shares	1,539,705	1,833,362

Investor Class Shares:
Issued	73,622	243,116
Reinvestment of Dividends	478,924	550,939
Redeemed	(204,960)	(298,178)

Total Increase (Decrease) in Investor Class Shares	347,586	495,877

Net Increase (Decrease) in Shares Outstanding	1,887,291	2,329,239

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 10).
(2)

Includes undistributed net investment income of $416,952, $125,583 and $10,912, as of the year ended July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Value Equity Fund		Mid Cap Equity Fund
Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

$898,961	$1,535,035	$8,199	$9,293
3,532,965	9,237,700	1,059,310	3,020,386
(14,534,676)	(1,081,765)	(1,431,851)	(1,312,160)

(10,102,750)	9,690,970	(364,342)	1,717,519

(4,681,810)	(6,588,589)	(2,233,008)	(2,273,805)
(1,973,436)	(2,380,913)	(210,593)	(120,280)

(6,655,246)	(8,969,502)	(2,443,601)	(2,394,085)

2,439,095	8,983,753	110,439	3,541,307
2,282,726	3,431,639	304,641	119,530
(17,981,481)	(28,751,664)	(5,017,086)	(864,128)

(13,259,660)	(16,336,272)	(4,602,006)	2,796,709

162,712	2,265,428	67,453	2,046,273
1,822,713	2,126,847	207,521	103,455
(19,653,961)	(3,831,632)	(210,477)	(7,860,527)

(17,668,536)	560,643	64,497	(5,710,799)

(30,928,196)	(15,775,629)	(4,537,509)	(2,914,090)

(47,686,192)	(15,054,161)	(7,345,452)	(3,590,656)

102,164,918	117,219,079	13,546,435	17,137,091

$54,478,726	$102,164,918	$6,200,983	$13,546,435

280,752	976,635	11,092	353,152
298,988	377,430	46,745	12,425
(2,294,401)	(3,150,603)	(523,589)	(87,261)

(1,714,661)	(1,796,538)	(465,752)	278,316

18,285	251,206	11,118	199,222
237,721	234,404	32,633	10,901
(2,722,548)	(413,577)	(29,547)	(744,833)

(2,466,542)	72,033	14,204	(534,710)

(4,181,203)	(1,724,505)	(451,548)	(256,394)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Total Return Bond Fund*
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018
Operations:
Net Investment Income	$54,046,464	$88,963,137
Net Realized Gain (Loss) on Investments	(11,743,570)	(8,007,969)
Net Change in Unrealized Appreciation (Depreciation) on Investments	12,909,828	(41,651,057)

Net Increase (Decrease) in Net Assets Resulting from Operations	55,212,722	39,304,111

Distributions:(1)
Institutional Class Shares	(47,565,182)	(80,205,493)
Investor Class Shares	(6,805,798)	(12,147,489)
A Class Shares	(10,240)	(470)
Return of Capital:
Institutional Class Shares	—	—
Investor Class Shares	—	—

Total Distributions	(54,381,220)	(92,353,452)

Capital Share Transactions:
Institutional Class Shares:
Issued	661,525,997	783,733,743
Reinvestment of Dividends	22,128,784	32,030,991
Redeemed	(264,442,298)	(338,896,091)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	419,212,483	476,868,643

Investor Class Shares:
Issued	90,628,642	167,263,691
Reinvestment of Dividends	6,008,481	9,568,814
Redeemed	(57,652,790)	(119,864,338)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	38,984,333	56,968,167

A Class Shares:
Issued	546,889	193,177
Reinvestment of Dividends	10,240	470
Redeemed	(15,030)	(55)

Net Increase in Net Assets from A Class Share Transactions	542,099	193,592

Net Increase (Decrease) in Net Assets from Capital Share Transactions	458,738,915	534,030,402

Total Increase (Decrease) in Net Assets	459,570,417	480,981,061

Net assets:
Beginning of Period	2,723,878,876	2,242,897,815

End of Period(2)	$3,183,449,293	$2,723,878,876

Share Transactions:
Institutional Class Shares:
Issued	64,566,519	75,396,793
Reinvestment of Dividends	2,162,910	3,087,124
Redeemed	(25,817,877)	(32,652,517)

Total Increase (Decrease) in Institutional Class Shares	40,911,552	45,831,400

Investor Class Shares:
Issued	8,845,623	16,093,674
Reinvestment of Dividends	587,418	922,827
Redeemed	(5,631,764)	(11,537,392)

Total Increase (Decrease) in Investor Class Shares	3,801,277	5,479,109

A Class Shares:
Issued	53,281	18,787
Reinvestment of Dividends	1,002	46
Redeemed	(1,469)	(5)

Total Increase in A Class Shares	52,814	18,828

Net Increase (Decrease) in Shares Outstanding	44,765,643	51,329,337

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 10).
(2)

Includes undistributed (distributions in excess of) net investment income of $126,934, $(4), $7 and $176,543, as of the year ended July 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

*	A Class Shares commenced operations on June 1, 2018.

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

F R O S T F U N D S

Credit Fund*		Low Duration Bond Fund		Municipal Bond Fund
Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

$3,667,044	$11,025,014	$3,261,739	$5,284,166	$1,999,717	$4,761,418
199,141	143,433	(18,999)	(153,257)	(94,568)	8,195
(2,389,693)	(3,859,447)	1,751,318	(2,975,578)	903,979	(4,819,396)

1,476,492	7,309,000	4,994,058	2,155,331	2,809,128	(49,783)

(5,906,345)	(10,844,779)	(2,835,149)	(4,888,861)	(1,997,242)	(5,523,527)
(396,249)	(801,951)	(242,852)	(443,581)	(46,362)	(106,412)
(7,551)	(643)	n/a	n/a	n/a	n/a

—	—	—	(111,690)	—	—
—	—	—	(11,840)	—	—

(6,310,145)	(11,647,373)	(3,078,001)	(5,455,972)	(2,043,604)	(5,629,939)

12,457,421	58,184,554	36,385,554	76,400,966	9,974,429	39,493,154
960,019	1,419,839	741,063	1,030,885	385,044	595,215
(12,962,678)	(21,772,368)	(26,579,539)	(38,495,761)	(26,310,550)	(127,013,223)

454,762	37,832,025	10,547,078	38,936,090	(15,951,077)	(86,924,854)

2,130,671	4,662,889	1,287,072	2,671,237	106,940	765,142
335,885	559,033	217,214	295,500	46,310	93,608
(2,589,680)	(4,448,860)	(2,256,557)	(2,739,594)	(6,371)	(2,123,789)

(123,124)	773,062	(752,271)	227,143	146,879	(1,265,039)

143,846	159,100	n/a	n/a	n/a	n/a
7,551	643	n/a	n/a	n/a	n/a
—	—	n/a	n/a	n/a	n/a

151,397	159,743	n/a	n/a	n/a	n/a

483,035	38,764,830	9,794,807	39,163,233	(15,804,198)	(88,189,893)

(4,350,618)	34,426,457	11,710,864	35,862,592	(15,038,674)	(93,869,615)

210,953,041	176,526,584	308,754,741	272,892,149	171,176,271	265,045,886

$206,602,423	$210,953,041	$320,465,605	$308,754,741	$156,137,597	$171,176,271

1,284,145	5,869,022	3,578,616	7,489,171	979,042	3,847,524
99,814	143,349	72,898	101,247	37,880	57,841
(1,340,727)	(2,197,771)	(2,612,915)	(3,777,209)	(2,586,747)	(12,326,165)

43,232	3,814,600	1,038,599	3,813,209	(1,569,825)	(8,420,800)

220,004	468,887	126,590	262,191	10,467	74,791
34,929	56,533	21,362	29,010	4,555	9,118
(268,754)	(448,778)	(221,558)	(268,399)	(626)	(204,633)

(13,821)	76,642	(73,606)	22,802	14,396	(120,724)

14,768	16,268	n/a	n/a	n/a	n/a
786	66	n/a	n/a	n/a	n/a
—	—	n/a	n/a	n/a	n/a

15,554	16,334	n/a	n/a	n/a	n/a

44,965	3,907,576	964,993	3,836,011	(1,555,429)	(8,541,524)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2019 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Growth Equity Fund

Institutional Class Shares
2019***	$14.49	$0.02	$(0.37)	$(0.35)	$(0.04)	$(1.77)	$(1.81)	$12.33	(1.55)%	$250,946	0.64	%*	0.64	%*	0.33%*	13	%**
2018	14.82	0.04	3.18	3.22	(0.03)	(3.52)	(3.55)	14.49	25.05	272,509	0.65		0.65		0.26	15
2017	13.61	0.04	2.51	2.55	(0.02)	(1.32)	(1.34)	14.82	20.54	251,675	0.79		0.79		0.27	16
2016	15.61	0.02	(0.32)	(0.30)	(0.02)	(1.68)	(1.70)	13.61	(1.72)	348,935	0.80		0.80		0.11	23
2015	14.49	0.03	2.00	2.03	(0.03)	(0.88)	(0.91)	15.61	14.45	388,998	0.80		0.80		0.21	19
2014	12.58	0.02	2.42	2.44	(0.02)	(0.51)	(0.53)	14.49	19.81 ††	372,380	0.80		0.85		0.15	28

Investor Class Shares
2019***	$14.30	$0.01	$(0.37)	$(0.36)	$(0.01)	$(1.77)	$(1.78)	$12.16	(1.68)%	$43,580	0.89	%*	0.89	%*	0.08%*	13	%**
2018	14.70	—	3.15	3.15	(0.03)	(3.52)	(3.55)	14.30	24.72	46,266	0.90		0.90		0.01	15
2017	13.51	0.01	2.50	2.51	—	(1.32)	(1.32)	14.70	20.33	40,287	1.04		1.04		0.04	16
2016	15.53	(0.02)	(0.32)	(0.34)	—	(1.68)	(1.68)	13.51	(2.01)	64,238	1.05		1.05		(0.14)	23
2015	14.43	(0.01)	1.99	1.98	—	(0.88)	(0.88)	15.53	14.17	64,522	1.05		1.05		(0.03)	19
2014	12.55	(0.01)	2.40	2.39	—	(0.51)	(0.51)	14.43	19.47 ††	63,438	1.05		1.11		(0.08)	28

Value Equity Fund

Institutional Class Shares
2019***	$9.17	$0.09	$(0.80)	$(0.71)	$(0.09)	$(0.54)	$(0.63)	$7.83	(7.58)%	$48,569	0.71	%*	0.71	%*	2.08%*	22	%**
2018	9.11	0.14	0.70	0.84	(0.14)	(0.64)	(0.78)	9.17	9.37	72,653	0.70		0.70		1.50	26
2017	10.02	0.19	1.19	1.38	(0.19)	(2.10)	(2.29)	9.11	14.48	88,541	0.80		0.80		1.90	35
2016	11.20	0.15	(0.16)‡	(0.01)	(0.15)	(1.02)	(1.17)	10.02	0.55	315,388	0.80		0.80		1.54	52
2015	11.18	0.15	1.04	1.19	(0.16)	(1.01)	(1.17)	11.20	11.14	273,297	0.80		0.80		1.37	53
2014	10.83	0.18	1.46	1.64	(0.18)	(1.11)	(1.29)	11.18	16.28 ††	254,952	0.81		0.86		1.67	52

Investor Class Shares
2019***	$9.16	$0.09	$(0.82)	$(0.73)	$(0.08)	$(0.54)	$(0.62)	$7.81	(7.82)%	$5,910	0.96	%*	0.96	%*	1.97%*	22	%**
2018	9.10	0.11	0.71	0.82	(0.12)	(0.64)	(0.76)	9.16	9.16	29,512	0.95		0.95		1.23	26
2017	10.01	0.17	1.18	1.35	(0.16)	(2.10)	(2.26)	9.10	14.20	28,678	1.05		1.05		1.69	35
2016	11.19	0.13	(0.17)‡	(0.04)	(0.12)	(1.02)	(1.14)	10.01	0.30	60,576	1.05		1.05		1.29	52
2015	11.17	0.13	1.03	1.16	(0.13)	(1.01)	(1.14)	11.19	10.90	57,837	1.05		1.05		1.13	53
2014	10.82	0.16	1.45	1.61	(0.15)	(1.11)	(1.26)	11.17	16.00 ††	56,817	1.06		1.11		1.42	52

Mid Cap Equity Fund

Institutional Class Shares
2019***	$9.97	$0.01	$(0.46)	$(0.45)	$(0.02)	$(2.66)	$(2.68)	$6.84	(2.98)%	$5,530	1.55	%*	1.59	%*	0.20%*	14	%**
2018	10.65	0.01	1.41	1.42	—	(2.10)	(2.10)	9.97	14.09	12,701	1.34		1.34		0.08	55
2017	9.85	(0.01)	1.48	1.47	—	(0.67)	(0.67)	10.65	15.47	10,606	1.36		1.36		(0.15)	38
2016	13.73	(0.06)	(1.30)	(1.36)	—	(2.52)	(2.52)	9.85	(9.08)	10,576	1.45		1.45		(0.57)	102
2015	14.57	(0.15)	1.91	1.76	—	(2.60)	(2.60)	13.73	14.26	15,971	1.47	(2)	1.42		(1.08)	80
2014	13.68	(0.12)	1.93	1.81	—	(0.92)	(0.92)	14.57	13.56	26,824	1.33		1.33		(0.86)	58

Investor Class Shares
2019***	$9.82	$—	$(0.45)	$(0.45)	$(0.01)	$(2.66)	$(2.67)	$6.70	(3.08)%	$671	1.80	%*	1.90	%*	(0.10)%*	14	%**
2018	10.52	—	1.40	1.40	—	(2.10)	(2.10)	9.82	14.04	845	1.52		1.52		0.01	55
2017	9.74	(0.04)	1.49	1.45	—	(0.67)	(0.67)	10.52	15.43	6,531	1.62		1.62		(0.41)	38
2016	13.65	(0.04)	(1.35)	(1.39)	—	(2.52)	(2.52)	9.74	(9.38)	3,421	1.73		1.73		(0.43)	102
2015	14.53	(0.19)	1.91	1.72	—	(2.60)	(2.60)	13.65	14.01	583	1.74	(2)	1.70		(1.39)	80
2014	13.67	(0.16)	1.94	1.78	—	(0.92)	(0.92)	14.53	13.35	415	1.58		1.58		(1.11)	58

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2019.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	Per share data calculated using the average shares method.
(2)	Ratio includes previously waived investment advisory fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2019 (Unaudited) and the Years or Period Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Total Return Bond Fund

Institutional Class Shares
2019***	$10.28	$0.19	$—	$0.19	$(0.19)	$—	$(0.19)	$10.28	1.87%	$2,769,431	0.47	%*	0.47	%*	3.72	%*	17	%**
2018	10.50	0.37	(0.20)	0.17	(0.37)	(0.02)	(0.39)	10.28	1.60	2,349,388	0.48		0.48		3.60		15
2017	10.52	0.39	(0.02)	0.37	(0.38)	(0.01)	(0.39)	10.50	3.63	1,918,126	0.51		0.51		3.68		24
2016	10.56	0.41	—	0.41	(0.40)	(0.05)	(0.45)	10.52	4.02	1,606,097	0.52		0.52		3.90		32
2015	10.90	0.38	(0.21)	0.17	(0.38)	(0.13)	(0.51)	10.56	1.58	1,565,895	0.51		0.51		3.51		49
2014	10.81	0.43	0.22	0.65	(0.43)	(0.13)	(0.56)	10.90	6.22 ††	1,062,644	0.50		0.54		3.93		35

Investor Class Shares
2019***	$10.28	$0.18	$(0.01)	$0.17	$(0.18)	$—	$(0.18)	$10.27	1.64%	$413,282	0.72	%*	0.72	%*	3.46	%*	17	%**
2018	10.50	0.35	(0.21)	0.14	(0.34)	(0.02)	(0.36)	10.28	1.35	374,298	0.73		0.73		3.35		15
2017	10.52	0.36	(0.02)	0.34	(0.35)	(0.01)	(0.36)	10.50	3.37	324,772	0.76		0.76		3.43		24
2016	10.56	0.38	—	0.38	(0.37)	(0.05)	(0.42)	10.52	3.76	260,702	0.77		0.77		3.65		32
2015	10.90	0.35	(0.20)	0.15	(0.36)	(0.13)	(0.49)	10.56	1.33	253,157	0.75		0.75		3.26		49
2014	10.81	0.40	0.23	0.63	(0.41)	(0.13)	(0.54)	10.90	5.96 ††	170,438	0.75		0.79		3.68		35

A Class Shares
2019***	$10.28	$0.17	$(0.01)	$0.16	$(0.17)	$—	$(0.17)	$10.27	1.58%	$736	0.87	%*	0.87	%*	3.38	%*	17	%**
2018(a)	10.29	0.05	(0.01)	0.04	(0.05)	—	(0.05)	10.28	0.44	193	0.88	*	0.88	*	3.05	*	15	**

Credit Fund

Institutional Class Shares
2019***	$9.78	$0.17	$(0.10)	$0.07	$(0.26)	$(0.03)	$(0.29)	$9.56	0.74%	$192,963	0.71	%*	0.71	%*	3.47	%*	5	%**
2018	9.99	0.56	(0.17)	0.39	(0.47)	(0.13)	(0.60)	9.78	3.96	197,014	0.71		0.71		5.67		33
2017	9.63	0.55	0.30	0.85	(0.49)	—	(0.49)	9.99	9.08	163,210	0.81		0.81		5.57		27
2016	9.86	0.49	(0.24)	0.25	(0.48)^	—	(0.48)	9.63	2.79	129,395	0.83		0.83		5.27		36
2015	10.27	0.49	(0.34)	0.15	(0.49)	(0.07)	(0.56)	9.86	1.45	88,349	0.84		0.84		4.83		47
2014	10.01	0.47	0.26	0.73	(0.45)	(0.02)	(0.47)	10.27	7.36 ††	81,336	0.91		0.91		4.58		38

Investor Class Shares
2019***	$9.77	$0.16	$(0.12)	$0.04	$(0.24)	$(0.03)	$(0.27)	$9.54	0.51%	$13,335	0.96	%*	0.96	%*	3.22	%*	5	%**
2018	9.98	0.54	(0.18)	0.36	(0.44)	(0.13)	(0.57)	9.77	3.71	13,779	0.96		0.96		5.41		33
2017	9.62	0.52	0.31	0.83	(0.47)	—	(0.47)	9.98	8.82	13,317	1.06		1.06		5.28		27
2016	9.85	0.47	(0.25)	0.22	(0.45)^	—	(0.45)	9.62	2.54	10,565	1.08		1.08		5.02		36
2015	10.26	0.46	(0.34)	0.12	(0.46)	(0.07)	(0.53)	9.85	1.19	9,671	1.08		1.08		4.58		47
2014	10.00	0.44	0.26	0.70	(0.42)	(0.02)	(0.44)	10.26	7.11 ††	9,164	1.17		1.17		4.33		38

A Class Shares
2019***	$9.76	$0.16	$(0.11)	$0.05	$(0.24)	$(0.03)	$(0.27)	$9.54	0.56%	$304	1.11	%*	1.11	%*	3.23	%*	5	%**
2018(a)	9.80	0.08	(0.04)	0.04	(0.08)	—	(0.08)	9.76	0.36	160	1.11	*	1.11	*	4.68	*	33	**

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2019.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
^	Includes a return of capital of less than $0.01 per share.
(a)	Commenced operations on June 1, 2018
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended January 31, 2019 (Unaudited) and the Years Ended July 31,

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends From Net Investment Income	Distributions From Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Low Duration Bond Fund

Institutional Class Shares
2019***	$10.14	$0.11	$0.05	$0.16	$(0.10)	$—	$(0.10)	$10.20	1.59%		$292,809	0.44	%*	0.44	%*	2.07	%*	7	%**
2018	10.25	0.19	(0.11)	0.08	(0.19)^	—	(0.19)	10.14	0.80		280,519	0.45		0.45		1.83		20
2017	10.28	0.18	(0.03)	0.15	(0.18)	—	(0.18)	10.25	1.48		244,575	0.46		0.46		1.80		26
2016	10.30	0.16	(0.01)	0.15	(0.17)	—	(0.17)	10.28	1.43		214,708	0.51		0.51		1.58		36
2015	10.30	0.13	—	0.13	(0.13)	—	(0.13)	10.30	1.30		214,904	0.52		0.52		1.29		52
2014	10.48	0.15	(0.03)	0.12	(0.15)	(0.15)	(0.30)	10.30	1.19	††	203,195	0.52		0.58		1.46		29

Investor Class Shares
2019***	$10.14	$0.09	$0.06	$0.15	$(0.09)	$—	$(0.09)	$10.20	1.46%		$27,657	0.69	%*	0.69	%*	1.82	%*	7	%**
2018	10.25	0.16	(0.10)	0.06	(0.17)^	—	(0.17)	10.14	0.54		28,236	0.70		0.70		1.58		20
2017	10.28	0.16	(0.03)	0.13	(0.16)	—	(0.16)	10.25	1.24		28,317	0.71		0.71		1.55		26
2016	10.30	0.14	(0.02)	0.12	(0.14)	—	(0.14)	10.28	1.18		19,678	0.76		0.76		1.33		36
2015	10.30	0.11	—	0.11	(0.11)	—	(0.11)	10.30	1.05		19,026	0.77		0.77		1.04		52
2014	10.48	0.13	(0.04)	0.09	(0.12)	(0.15)	(0.27)	10.30	0.94	††	17,153	0.77		0.84		1.22		29

Municipal Bond Fund

Institutional Class Shares
2019***	$10.20	$0.12	$0.05	$0.17	$(0.12)	$— ^^	$(0.12)	$10.25	1.76	%††	$151,897	0.42	%*	0.52	%*	2.41	%*	2	%**
2018	10.46	0.24	(0.21)	0.03	(0.25)	(0.04)	(0.29)	10.20	0.26	††	167,105	0.43		0.53		2.35		3
2017	10.70	0.24	(0.24)	—	(0.24)	—	(0.24)	10.46	0.00	††	259,606	0.42		0.52		2.28		21
2016	10.51	0.26	0.18	0.44	(0.25)	—	(0.25)	10.70	4.22	††	265,697	0.42		0.52		2.45		5
2015	10.52	0.26	0.01	0.27	(0.27)	(0.01)	(0.28)	10.51	2.52	††	234,565	0.42		0.52		2.49		9
2014	10.37	0.28	0.18	0.46	(0.28)	(0.03)	(0.31)	10.52	4.44	††	203,406	0.43		0.59		2.67		16

Investor Class Shares
2019***	$10.20	$0.11	$0.05	$0.16	$(0.11)	$— ^^	$(0.11)	$10.25	1.61	%††	$4,241	0.67	%*	0.77	%*	2.16	%*	2	%**
2018	10.46	0.22	(0.22)	—	(0.22)	(0.04)	(0.26)	10.20	0.00	††	4,071	0.68		0.78		2.12		3
2017	10.70	0.21	(0.24)	(0.03)	(0.21)	—	(0.21)	10.46	(0.25	)††	5,440	0.67		0.77		2.03		21
2016	10.50	0.23	0.19	0.42	(0.22)	—	(0.22)	10.70	4.06	††	5,432	0.67		0.77		2.18		5
2015	10.52	0.24	(0.01)	0.23	(0.24)	(0.01)	(0.25)	10.50	2.16	††	3,906	0.67		0.77		2.25		9
2014	10.37	0.25	0.18	0.43	(0.25)	(0.03)	(0.28)	10.52	4.18	††	4,028	0.69		0.83		2.42		16

*	Annualized.
**	Not annualized.
***	Six Months Ended January 31, 2019.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
^	Includes a return of capital of less than $0.01 per share.
^^	Includes a distribution of less than $0.01 per share.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein relate to the Trust’s Frost Funds. The Frost Funds include the Frost Growth Equity Fund (the “Growth Equity Fund”), Frost Value Equity Fund (the “Value Equity Fund”), Frost Mid Cap Equity Fund (the “Mid Cap Equity Fund”), Frost Total Return Bond Fund (the “Total Return Bond Fund”), Frost Credit Fund (the “Credit Fund”), Frost Low Duration Bond Fund (the “Low Duration Bond Fund”), and Frost Municipal Bond Fund (the “Municipal Bond Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The Growth Equity Fund seeks to achieve long-term capital appreciation. The Value Equity Fund seeks to achieve long-term capital appreciation and current income. The Mid Cap Equity Fund seeks to maximize long-term capital appreciation. The Total Return Bond Fund, Credit Fund and Low Duration Bond Fund seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Certain of the Funds currently offer Institutional Class Shares, Investor Class Shares and A Class Shares. The financial statements of the remaining funds in the Trust are presented separately.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Exchange-traded registered investment companies are valued at the closing price from the primary exchange.

Open-end investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect

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the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Frost Investment Advisors, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended January 31, 2019, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2019, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended January 31, 2019, the Funds did not incur any interest or penalties.

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Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Growth Equity Fund and Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Value Equity Fund, Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, and Municipal Bond Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Line of Credit — The Funds entered into an agreement which enables them to participate in a $100 million unsecured committed revolving line of credit on a first come, first serve basis, with MUFG Union Bank, N.A. (the “Custodian”) which expires August 18, 2019. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the period at the Custodian’s current reference rate. As of January 31, 2019, there were no borrowings outstanding. Listed below are Funds which had borrowings during the six months ended January 31, 2019:

	Maximum Amount Borrowed	Number of Days Outstanding	Average Outstanding Balance	Daily Weighted Average Interest Rate	Interest Paid
Value Equity Fund	$979,263	5	$938,320	5.50%	$717
Mid Cap Equity Fund	1,346,042	12	301,171	5.33	519

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also employees of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended January 31, 2019, the Funds were charged as follows for these services: $114,775 in the Growth Equity Fund, $33,021 in the Value Equity Fund, $3,476 in the Mid Cap Equity Fund, $1,096,470 in the Total Return Bond Fund, $79,365 in the Credit Fund, $118,806 in the Low Duration Bond Fund, and $62,198 in the Municipal Bond Fund.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares and A Class Shares. Under the Plan, the

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Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Investor Class Shares and A Class Shares as compensation for distribution services.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ A Class Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders’ accounts and other shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. serves as Custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

The Adviser serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of Frost Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses for certain Funds to the extent necessary to keep total annual Fund operating expenses from exceeding certain levels as set forth below until November 30, 2019 (the “Contractual Expense Limitation) for the Growth Equity Fund, Value Equity Fund, Mid Cap Equity Fund, Total Return Bond Fund, Credit Fund and Low Duration Bond Fund.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s Contractual Expense Limitation for each Fund.

Fund	Advisory Fee Before Contractual Fee Reduction	Institutional Class Shares Contractual Expense Limitation	Investor Class Shares Contractual Expense Limitation	A Class Shares Contractual Expense Limitation

Growth Equity Fund	0.50%	1.25%	1.50%	N/A

Value Equity Fund	0.50%	1.25%	1.50%	N/A

Mid Cap Equity Fund	0.50%	1.55%	1.80%	N/A

Total Return Bond Fund	0.35%	0.95%	1.20%	1.35%

Credit Fund	0.50%	1.00%	1.25%	1.40%

Low Duration Bond Fund	0.30%	0.95%	1.20%	N/A

The Adviser has voluntarily agreed to reduce its investment advisory fees for the Municipal Bond Fund as set forth below (“Voluntary Fee Reduction”). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below (“Voluntary Expense Limitation”). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time.

The table below shows the rate of the Municipal Bond Fund’s investment advisory fee and the Adviser’s Voluntary Fee Reduction and Voluntary Expense Limitation.

Fund	Advisory Fee Before Voluntary Fee Reduction	Adviser’s Voluntary Fee Reduction	Institutional Class Shares Voluntary Expense Limitation	Investor Class Shares Voluntary Expense Limitation

Municipal Bond Fund	0.35%	0.10%	1.05%	1.30%

If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period up to the expense cap in place at the time the expenses were waived. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the six months ended January 31, 2019, the Adviser did not recapture previously waived/reimbursed fees for the Funds.

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6. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended January 31, 2019 were as follows:

	U.S. Government	Other	Total

Growth Equity Fund
Purchases	$—	$37,930,370	$37,930,370
Sales	—	62,887,572	62,887,572

Value Equity Fund
Purchases	—	17,604,502	17,604,502
Sales	—	51,241,619	51,241,619

Mid Cap Equity Fund
Purchases	—	1,233,948	1,233,948
Sales	—	7,350,618	7,350,618

Total Return Bond Fund
Purchases	235,582,702	642,941,606	878,524,308
Sales	295,813,638	152,539,782	448,353,420

	U.S. Government	Other	Total

Credit Fund
Purchases	$—	$9,421,403	$9,421,403
Sales	—	12,412,152	12,412,152

Low Duration Bond Fund
Purchases	—	38,075,191	38,075,191
Sales	1,946,571	16,868,765	18,815,336

Municipal Bond Fund
Purchases	—	2,733,563	2,733,563
Sales	—	10,587,796	10,587,796

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to Rule 17a-7 of the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended July 31, 2018 and July 31, 2017 was as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2018	$—	$2,140,905	$66,489,932	$—	$68,630,837
2017	—	571,284	38,263,074	—	38,834,358
Value Equity Fund
2018	—	1,879,241	7,090,261	—	8,969,502
2017	—	8,203,169	52,862,969	—	61,066,138
Mid Cap Equity Fund
2018	—	106,520	2,287,565	—	2,394,085
2017	—	—	879,116	—	879,116
Total Return Bond Fund
2018	—	89,599,810	2,753,642	—	92,353,452
2017	—	73,507,630	1,160,564	—	74,668,194
Credit Fund
2018	—	9,436,328	2,211,045	—	11,647,373
2017	—	7,816,084	—	—	7,816,084
Low Duration Bond Fund
2018	—	5,332,442	—	123,530	5,455,972
2017	—	4,446,456	—	—	4,446,456
Municipal Bond Fund
2018	4,691,519	71,882	866,538	—	5,629,939
2017	6,180,699	—	—	—	6,180,699

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As of July 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Late-Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Growth Equity Fund	$416,950	$—	$32,839,241	$—	$—	$—	$150,653,980	$5	$183,910,176
Value Equity Fund	125,582	—	4,270,732	—	—	—	16,202,041	3	20,598,358
Mid Cap Equity Fund	113,074	—	1,406,695	—	—	—	1,861,963	1	3,381,733
Total Return Bond Fund	119,811	—	—	—	(7,871,366)	—	(68,405,565)	16	(76,157,104)
Credit Fund	—	—	494,712	—	—	—	(2,452,461)	(2)	(1,957,751)
Low Duration Bond Fund	—	—	—	(1,390,908)	(175,459)	—	(2,271,158)	6	(3,837,519)
Municipal Bond Fund	46,230	81,260	—	—	—	—	(1,250,729)	(3)	(1,123,242)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2017 through July 31, 2018, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2018 through July 31, 2018 and specified losses realized on investment transactions from November 1, 2017 through July 31, 2018, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net realized gains.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Low Duration Bond Fund	$1,390,908	$—	$1,390,908

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended July 31, 2018, the Low Duration Bond Fund utilized $14,101 of capital loss carryforwards, to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2019 were as follows:

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$173,938,154	$124,155,663	$(2,617,450)	$121,538,213
Value Equity Fund	51,546,788	5,335,276	(2,598,108)	2,737,168
Mid Cap Equity Fund	5,706,531	758,378	(265,651)	492,727
Total Return Bond Fund	3,210,634,357	37,528,214	(92,955,493)	(55,427,279)
Credit Fund	207,201,070	2,415,198	(7,257,352)	(4,842,154)
Low Duration Bond Fund	324,758,092	1,651,229	(2,171,069)	(519,840)
Municipal Bond Fund	155,650,422	2,042,986	(2,485,019)	(442,033)

8. Risks:

Asset-Backed and Mortgage-Backed Securities Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset- backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to

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ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset- backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

Convertible Securities Risk (Mid Cap Equity Fund): The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Credit Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency’s own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Equity Risk (Growth Equity Fund, Value Equity Fund, Mid Cap Equity Fund): Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of each Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in each Fund.

Foreign Company Risk (Growth Equity Fund, Value Equity Fund, Credit Fund): Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (“SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

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Growth Style Risk (Growth Equity Fund): The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Interest Rate Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, Municipal Bond Fund): As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

Issuer Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk (Credit Fund): The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Management Risk (Each Fund): The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio manager in connection with managing each Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk (Credit Fund): The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Mid-Capitalization Company Risk (Mid Cap Equity Fund): The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

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Municipal Issuers Risk (Low Duration Bond Fund, Municipal Bond Fund): There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of each Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Preferred Stock Risk (Mid Cap Equity Fund): Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Prepayment and Extension Risk (Total Return Bond Fund, Credit Fund, Low Duration Bond Fund): Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with corporate-backed, mortgage-backed and asset-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the Fund may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The Fund may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Rights and Warrants Risk (Mid Cap Equity Fund): The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Small- and Mid-Capitalization Company Risk (Growth Equity Fund, Value Equity Fund): The small- and mid-capitalization companies in which these Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

State-Specific Risk (Municipal Bond Fund): The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

Structured Note Risk (Credit Fund): The Fund may invest in fixed income linked structured notes. Structured notes are typically privately negotiated transactions between two or more parties. The fees associated with a structured note may lead to increased tracking error. The Fund also bears the risk that the issuer of the structured note will default. The Fund bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Value Style Risk (Value Equity Fund): The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Zero Coupon, Deferred Interest and Pay-In-Kind Bond Risk (Credit Fund): These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

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9. Other:

On January 31, 2019, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	# of Shareholders	% of Outstanding Shares
Growth Equity Fund
Institutional Class Shares	3	77.74%
Investor Class Shares	1	84.41%

Value Equity Fund
Institutional Class Shares	3	90.24%
Investor Class Shares	1	13.35%

Mid Cap Equity Fund
Institutional Class Shares	1	80.20%
Investor Class Shares	3	63.32%

Total Return Bond Fund
Institutional Class Shares	2	38.23%
Investor Class Shares	1	21.84%
A Class Shares	3	94.75%

Credit Fund
Institutional Class Shares	2	83.28%
Investor Class Shares	1	78.12%
A Class Shares	1	99.97%

Low Duration Bond Fund
Institutional Class Shares	2	64.98%
Investor Class Shares	1	65.56%

Municipal Bond Fund
Institutional Class Shares	1	65.13%
Investor Class Shares	2	92.62%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income:

	Net Investment Income	Net Realized Gains	Total
Growth Equity Fund
Institutional Class Shares	$(576,433)	$(58,411,154)	$(58,987,587)
Investor Class Shares	(94,857)	(9,548,393)	(9,643,250)

Value Equity Fund
Institutional Class Shares	(1,158,090)	(5,430,499)	(6,588,589)
Investor Class Shares	(375,793)	(2,005,120)	(2,380,913)

Mid Cap Equity Fund
Institutional Class Shares	—	(2,273,805)	(2,273,805)
Investor Class Shares	—	(120,280)	(120,280)

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	Net Investment Income	Net Realized Gains	Total
Total Return Bond Fund
Institutional Class Shares	$(76,909,989)	$(3,295,504)	$(80,205,493)
Investor Class Shares	(11,600,640)	(546,849)	(12,147,489)
A Class Shares	(470)	—	(470)

Credit Fund
Institutional Class Shares	(8,641,359)	(2,203,420)	(10,844,779)
Investor Class Shares	(614,795)	(187,156)	(801,951)
A Class Shares	(643)	—	(643)

Municipal Bond Fund
Institutional Class Shares	(4,671,321)	(852,206)	(5,523,527)
Investor Class Shares	(92,080)	(14,332)	(106,412)

11. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of January 31, 2019, except as follows:

At a Quarterly Meeting of the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”) held on February 25, 2019, the Board approved the proposed reorganization (the “Reorganization”) of each of the Frost Funds into corresponding, newly created series of the Frost Family of Funds (the “Acquiring Trust”). The shareholders of the Frost Funds will be asked to approve the reorganization at a special meeting of the shareholders, to be held during the second quarter of 2019. If approved by the shareholders of the Frost Funds, shares of the Frost Funds will be exchanged, on a tax-free basis, for shares of the corresponding funds in the Acquiring Trust with an equal aggregate net asset value.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2018 to January 31, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 7/31/2018	Ending Account Value 1/31/2019	Annualized Expense Ratios	Expense Paid During Period*

Growth Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$984.50	0.64%	$3.20
Investor Class Shares	$1,000.00	$983.20	0.89%	$4.45
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.00	0.64%	$3.26
Investor Class Shares	$1,000.00	$1,020.70	0.89%	$4.53

Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$924.20	0.71%	$3.44
Investor Class Shares	$1,000.00	$921.80	0.96%	$4.65
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.63	0.71%	$3.62
Investor Class Shares	$1,000.00	$1,020.37	0.96%	$4.89

Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$970.20	1.55%	$7.70
Investor Class Shares	$1,000.00	$969.20	1.80%	$8.93
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.39	1.55%	$7.88
Investor Class Shares	$1,000.00	$1,016.13	1.80%	$9.15

Total Return Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,018.70	0.47%	$2.39
Investor Class Shares	$1,000.00	$1,016.40	0.72%	$3.66
A Class Shares	$1,000.00	$1,015.80	0.87%	$4.42
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.80	0.47%	$2.40
Investor Class Shares	$1,000.00	$1,021.60	0.72%	$3.67
A Class Shares	$1,000.00	$1,020.80	0.87%	$4.43

	Beginning Account Value 7/31/2018	Ending Account Value 1/31/2019	Annualized Expense Ratios	Expense Paid During Period*

Credit Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,007.40	0.71%	$3.59
Investor Class Shares	$1,000.00	$1,005.10	0.96%	$4.80
A Class Shares	$1,000.00	$1,005.60	1.11%	$5.61
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.60	0.71%	$3.62
Investor Class Shares	$1,000.00	$1,020.40	0.96%	$4.84
A Class Shares	$1,000.00	$1,019.60	1.11%	$5.65

Low Duration Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,015.90	0.44%	$2.24
Investor Class Shares	$1,000.00	$1,014.60	0.69%	$3.50
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,023.00	0.44%	$2.24
Investor Class Shares	$1,000.00	$1,021.70	0.69%	$3.52

Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,017.60	0.42%	$2.14
Investor Class Shares	$1,000.00	$1,016.10	0.67%	$3.40
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,023.10	0.42%	$2.14
Investor Class Shares	$1,000.00	$1,021.80	0.67%	$3.41

*

Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/365 (to reflect the one-half year period).

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BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 14, 2018 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1, 2 0 1 9

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Continued)

groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Advisors’ Inner Circle Fund II

Semi-Annual Report

Investment Adviser

Frost Investment Advisors, LLC

100 West Houston Street, 15th Floor

P.O. Box 2509

San Antonio, Texas 78299-2509

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, Pennsylvania

19103-2921

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2019*

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: April 10, 2019*

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, & CFO

Date: April 10, 2019*

*	Print the name and title of each signing officer under his or her signature.